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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

     Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for seven of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund for the year ended August 31, 2007. These seven series have a August 31, fiscal year end.

Date of reporting period: August 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Alabama Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Alabama Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

1

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25%. However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

Average annual return*

1-year with sales charge	-4.70%	-5.48%	-1.63%	N/A

1-year w/o sales charge	0.08%	-0.67%	-0.67%	0.33%

5-year	1.52%	1.80%	2.15%	2.65%

10-year	3.46%	3.78%	3.78%	4.04%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on the SouthTrust fund’s predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.08% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30%.

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Alabama state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The twelve-month period was marked by significant swings in market trends as municipal bond prices fluctuated dramatically. The market produced negative returns for half the period and positive returns for the other half. During the final four months of 2006, longer-maturity bonds outperformed those with shorter maturities as interest rates tended to trend downward, and sustained by the robust global economic expansion, high yield municipal securities outperformed high-grade municipal securities. Our small exposure to high yield municipals tended to help fund performance during this period, but our emphasis on intermediate-maturity bonds tended to hold back results during a period when longer-maturity strategies outperformed.

Early in 2007, a strong supply of new municipal bond issues overwhelmed demand, pushing up the yields of municipal bonds and depressing prices. After a challenging January, the market recovered strongly in February, but then fell back again in March 2007. The first quarter of 2007 saw the beginning of concerns about problems in the subprime mortgage industry and the effects these problems might have on the overall economy. Our decision to lengthen the fund’s duration—or sensitivity to interest rate changes—late in 2006 turned out to hurt performance in the first quarter of 2007, as strategies emphasizing short-term securities performed well in an increasingly volatile market environment.

Although overall market conditions appeared to improve during April, a record supply of new municipal bond issuance in May and June overwhelmed the market again, pushing bond yields up and pulling bond prices down. Also pushing yields up was the sustained global economic expansion, which diminished expectations that the U.S. Federal Reserve Board was likely to lower short-term rates anytime soon. Shorter-maturity bonds outperformed during this period, working to the disadvantage of our relatively longer-maturity positioning and therefore detracting from results.

In the final two months of the fiscal year, municipal bonds turned in relatively weak performance, falling to unusually low valuations relative to the taxable bond market. Higher yielding municipals performed particularly poorly at the end of the fiscal year, as an aversion to credit risk resulted in relatively few buyers for lower-rated municipal, as well as taxable, bonds. At the end of the fiscal year, the fund’s average maturity was 11.1 years, effective duration was 6.13 years and average credit quality remained at AA-.

For the twelve-month period overall, our longer-maturity positioning and our small position in high-yielding, lower-quality bonds tended to detract from performance during a fiscal year in which shorter-maturity bonds and higher-quality securities outperformed the overall market.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 974.40	$ 4.43
Class B	$ 1,000.00	$ 970.72	$ 8.25
Class C	$ 1,000.00	$ 970.72	$ 8.20
Class I	$ 1,000.00	$ 975.63	$ 3.19
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,016.84	$ 8.44
Class C	$ 1,000.00	$ 1,016.89	$ 8.39
Class I	$ 1,000.00	$ 1,021.98	$ 3.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.66% for Class B, 1.65% for Class C and 0.64% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
				Year Ended
CLASS A	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.37	0.36	0.12	0.06
Net realized and unrealized gains or losses on investments	(0.35)	(0.15)	0	0.01

Total from investment operations	0.02	0.21	0.12	0.07

Distributions to shareholders from
Net investment income	(0.37)	(0.36)	(0.12)	(0.06)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.40)	(0.37)	(0.12)	(0.06)

Net asset value, end of period	$ 9.98	$10.36	$10.52	$10.52

Total return[3]	0.08%	2.04%	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,813	$2,041	$ 984	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.93%	0.89%[4]	0.89%[5]	0.84%[5]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.13%	1.20%[4]	1.23%[5]	0.93%[5]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.89%	0.88%	0.89%[5]	0.84%[5]
Interest and fee expense[6]	0.04%	0.01%	0.00%[5]	0.00%[5]
Net investment income (loss)	3.54%	3.50%	3.26%[5]	3.02%[5]
Portfolio turnover rate	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
				Year Ended
CLASS B	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.29	0.29	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	(0.35)	(0.16)	0	0.03

Total from investment operations	(0.06)	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.29)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.32)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$ 9.98	$10.36	$10.52	$10.52

Total return[4]	(0.67%)	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 141	$ 63	$ 17	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.67%	1.65%[5]	1.61%[6]	1.49%[6]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.82%	1.91%[5]	1.91%[6]	1.54%[6]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.63%	1.64%	1.61%[6]	1.49%[6]
Interest and fee expense[7]	0.04%	0.01%	0.00%[6]	0.00%[6]
Net investment income (loss)	2.78%	2.78%	2.48%[6]	2.61%[6]
Portfolio turnover rate	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

6 Annualized

7 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,
				Year Ended
CLASS C	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.36	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.29	0.28	0.09	0.05
Net realized and unrealized gains or losses on investments	(0.35)	(0.15)	0	0.01

Total from investment operations	(0.06)	0.13	0.09	0.06

Distributions to shareholders from
Net investment income	(0.29)	(0.28)	(0.09)	(0.05)
Net realized gains	(0.03)	(0.01)	0	0

Total distributions to shareholders	(0.32)	(0.29)	(0.09)	(0.05)

Net asset value, end of period	$ 9.98	$10.36	$10.52	$10.52

Total return[3]	(0.67%)	1.33%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,606	$1,537	$ 687	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.68%	1.64%[4]	1.62%[5]	1.09%[5]
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.83%	1.90%[4]	1.92%[5]	1.10%[5]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.64%	1.63%	1.62%[5]	1.09%[5]
Interest and fee expense[6]	0.04%	0.01%	0.00%[5]	0.00%[5]
Net investment income (loss)	2.79%	2.75%	2.48%[5]	(0.41%)[5]
Portfolio turnover rate	91%	61%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,			Year Ended April 30,

CLASS I	2007	2006	2005[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$ 10.36	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54

Income from investment operations
Net investment income (loss)	0.40	0.39	0.13	0.37	0.37	0.40
Net realized and unrealized gains or losses on investments	(0.36)	(0.15)	0	0.01	(0.20)	0.48

Total from investment operations	0.04	0.24	0.13	0.38	0.17	0.88

Distributions to shareholders from
Net investment income	(0.39)	(0.39)	(0.13)	(0.36)	(0.37)	(0.41)
Net realized gains	(0.03)	(0.01)	0	(0.06)	(0.06)	(0.19)

Total distributions to shareholders	(0.42)	(0.40)	(0.13)	(0.42)	(0.43)	(0.60)

Net asset value, end of period	$ 9.98	$ 10.36	$ 10.52	$ 10.52	$ 10.56	$ 10.82

Total return	0.33%	2.34%	1.22%	3.62%	1.55%[3]	8.53%[3]

Ratios and supplemental data
Net assets, end of period (thousands)	$29,578	$42,623	$51,254	$56,105	$60,787	$55,940
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.68%	0.64%[4]	0.63%[5]	0.66%	0.63%	0.61%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.83%	0.90%[4]	0.93%[5]	1.18%	1.18%	1.16%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.64%	0.63%	0.63%[5]	0.66%	0.63%	0.61%
Interest and fee expense[6]	0.04%	0.01%	0.00%[5]	0.00%	0.00%	0.00%
Net investment income (loss)	3.79%	3.75%	3.55%[5]	3.41%	3.44%	3.67%
Portfolio turnover rate	91%	61%	33%	34%	11%	24%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 Excluding any sales charges applicable to SouthTrust Fund.

4 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

5 Annualized

6 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.3%
COMMUNITY DEVELOPMENT DISTRICT 2.9%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$ 1,000,000	$ 943,900

CONTINUING CARE RETIREMENT COMMUNITY 5.7%
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	1,000,000	1,031,290
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Mtge. of Salemtowne:
4.50%, 10/01/2012	575,000	560,953
4.625%, 10/01/2013	310,000	302,178

		1,894,421

EDUCATION 9.9%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012	1,165,000	1,211,635
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,046,970
University of South Alabama RRB, Capital Impt. Proj., 5.00%, 03/15/2023, (Insd.
by FGIC)	1,000,000	1,029,750

		3,288,355

ELECTRIC REVENUE 3.1%
Puerto Rico Elec. Power Auth. RB, Ser. RR, 5.00%, 07/01/2022	1,000,000	1,040,680

GENERAL OBLIGATION - STATE 3.4%
Puerto Rico Pub. Impt. Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by
MBIA)	1,020,000	1,135,260

HOSPITAL 29.2%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	1,500,000	1,463,520
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	1,000,000	983,100
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, FRN, 4.46%, 06/01/2032	1,000,000	940,040
Ser. B, 5.75%, 06/01/2032	3,020,000	3,304,303
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Noland Hlth. Svcs., Inc., Ser. A, 5.25%,
12/01/2027	2,000,000	1,922,700
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013,
(Insd. by MBIA)	1,000,000	1,057,100

		9,670,763

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,428,630
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A,
5.20%, 04/01/2018	1,000,000	974,560

		2,403,190

MISCELLANEOUS REVENUE 3.3%
Montgomery Cnty., AL Pub. Bldg. Auth. RB Warrants, 5.00%, 03/01/2021, (Insd. by
MBIA)	1,050,000	1,089,753

SALES TAX 3.1%
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022,
(Insd. by AMBAC)	1,000,000	1,025,250

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 7.8%
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	$ 1,000,000	$ 1,047,030
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,536,392

		2,583,422

TRANSPORTATION 5.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. AA, 5.50%, 07/01/2018, (Insd. by
MBIA)	1,500,000	1,671,000

WATER & SEWER 13.6%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,161,877
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,131,008
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,161,314
West Morgan - East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024	1,000,000	1,046,720

		4,500,919

Total Municipal Obligations (cost $31,457,820)		31,246,913

	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $1,536,421)	1,536,421	1,536,421

Total Investments (cost $32,994,241) 98.9%		32,783,334
Other Assets and Liabilities 1.1%		354,860

Net Assets 100.0%		$ 33,138,194

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Alabama	67.5%
Puerto Rico	11.7%
Virgin Islands	4.7%
Texas	3.0%
Nebraska	2.9%
Nevada	2.9%
North Carolina	2.6%
Non-state specific	4.7%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	52.3%
AA	3.7%
A	17.4%
BBB	18.0%
B	3.0%
NR	5.6%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	4.6%
1 to 3 year(s)	2.9%
3 to 5 years	20.5%
5 to 10 years	22.4%
10 to 20 years	36.1%
20 to 30 years	13.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $31,457,820)	$ 31,246,913
Investments in affiliated money market fund, at value (cost $1,536,421)	1,536,421

Total investments	32,783,334
Cash	1,038,458
Receivable for Fund shares sold	697
Interest receivable	438,657
Prepaid expenses and other assets	37,640

Total assets	34,298,786

Liabilities
Dividends payable	106,290
Payable for securities purchased	1,038,458
Advisory fee payable	1,260
Distribution Plan expenses payable	166
Due to other related parties	610
Accrued expenses and other liabilities	13,808

Total liabilities	1,160,592

Net assets	$ 33,138,194

Net assets represented by
Paid-in capital	$ 33,554,522
Undistributed net investment income	62,856
Accumulated net realized losses on investments	(268,277)
Net unrealized losses on investments	(210,907)

Total net assets	$ 33,138,194

Net assets consists of
Class A	$ 1,812,956
Class B	140,962
Class C	1,605,933
Class I	29,578,343

Total net assets	$ 33,138,194

Shares outstanding (unlimited number of shares authorized)
Class A	181,713
Class B	14,128
Class C	160,962
Class I	2,964,681

Net asset value per share
Class A	$ 9.98
Class A — Offering price (based on sales charge of 4.75%)	$ 10.48
Class B	$ 9.98
Class C	$ 9.98
Class I	$ 9.98

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$ 1,781,595
Income from affiliate	55,643

Total investment income	1,837,238

Expenses
Advisory fee	172,952
Distribution Plan expenses
Class A	5,959
Class B	1,068
Class C	16,243
Administrative services fee	40,964
Transfer agent fees	3,277
Trustees’ fees and expenses	928
Printing and postage expenses	17,983
Custodian and accounting fees	17,188
Registration and filing fees	41,982
Professional fees	23,904
Interest and fee expense	17,837
Other	1,683

Total expenses	361,968
Less: Expense reductions	(1,459)
Fee waivers and expense reimbursements	(60,967)

Net expenses	299,542

Net investment income	1,537,696

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(93,276)
Futures contracts	(23,058)

Net realized losses on investments	(116,334)
Net change in unrealized gains or losses on investments	(1,157,186)

Net realized and unrealized gains or losses on investments	(1,273,520)

Net increase in net assets resulting from operations	$ 264,176

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2007		2006

Operations
Net investment income	$ 1,537,696		$ 1,921,312
Net realized losses on investments		(116,334)		(15,481)
Net change in unrealized gains or losses
on investments		(1,157,186)		(854,538)

Net increase in net assets resulting from
operations		264,176		1,051,293

Distributions to shareholders from
Net investment income
Class A		(70,743)		(52,631)
Class B		(3,005)		(1,210)
Class C		(45,757)		(33,673)
Class I		(1,426,789)		(1,830,890)
Net realized gains
Class A		(5,252)		(1,048)
Class B		(164)		(17)
Class C		(4,066)		(815)
Class I		(103,204)		(52,372)

Total distributions to shareholders		(1,658,980)		(1,972,656)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	17,095	174,111	165,751	1,717,164
Class B	7,803	81,059	4,450	46,117
Class C	28,817	298,636	97,582	1,006,825
Class I	508,965	5,253,443	806,916	8,319,716

		5,807,249		11,089,822

Net asset value of shares issued in
reinvestment of distributions
Class A	3,937	40,594	1,477	15,250
Class B	309	3,169	121	1,249
Class C	3,703	38,146	2,702	27,859
Class I	15,831	163,791	32,960	340,819

		245,700		385,177

Payment for shares redeemed
Class A	(36,287)	(373,387)	(63,746)	(661,176)
Class B	(109)	(1,109)	(104)	(1,076)
Class C	(19,951)	(205,660)	(17,204)	(176,079)
Class I	(1,674,046)	(17,204,072)	(1,596,382)	(16,394,113)

		(17,784,228)		(17,232,444)

Net decrease in net assets resulting from
capital share transactions		(11,731,279)		(5,757,445)

Total decrease in net assets		(13,126,083)		(6,678,808)
Net assets
Beginning of period		46,264,277		52,943,085

End of period	$ 33,138,194		$ 46,264,277

Undistributed net investment income	$ 62,856		$ 71,524

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

17

NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such

18

NOTES TO FINANCIAL STATEMENTS continued

distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(70)
Accumulated net realized losses on investments	70

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC contractually and voluntarily waived its advisory fee in the amounts of $38,108 and $21,866, respectively, and reimbursed Distribution Plan expenses (see Note 4) relating to Class A expenses in the amount of $993.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2007, EIS received $1,340 from the sale of Class A shares and $52 and $1,447 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $35,825,704 and $47,929,955, respectively, for the year ended August 31, 2007.

During the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $17,837.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $33,022,947. The gross unrealized appreciation and depreciation on securities based on tax cost was $362,389 and $602,002, respectively, with a net unrealized depreciation of $239,613.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October losses of $239,571.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Post-October
Income	Depreciation	Losses

$62,856	$239,613	$239,571

The tax character of distributions paid was as follows:

	Year Ended August 31

	2007	2006

Exempt-Interest Income	$ 1,546,304	$ 1,918,607
Long-term Capital Gain	112,676	54,049

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended August 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen

21

NOTES TO FINANCIAL STATEMENTS continued

fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Alabama Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period ended August 31, 2007, the four-month period ended August 31, 2005, and each of the years in the three-year period ended April 30, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Alabama Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $112,676 for the fiscal year ended August 31, 2007.

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 100%. The percentage of distributions subject to the federal alternative minimum tax and Alabama state income tax will be reported to shareholders in January 2008.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

573631 rv2 10/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573631 rv2 10/2007

Evergreen Georgia Municipal Bond Fund AR

Evergreen

GEORGIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Georgia Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

1

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

Average annual return*

1-year with sales charge	-3.92%	-4.72%	-0.86%	N/A

1-year w/o sales charge	0.86%	0.11%	0.11%	1.12%

5-year	1.87%	1.78%	2.13%	3.15%

10-year	3.77%	3.51%	3.87%	4.55%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.86% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Georgia state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Early in the fiscal year, we enjoyed the benefits of a positive environment for municipal bond investing. After much uncertainty surrounding the direction of interest rates and the overall condition of the economy early in 2006, the U.S. Federal Reserve finally paused and left short-term interest rates unchanged, following 17 consecutive rate hikes. Economic data seemed to support the argument that growth was slowing and inflation was under control. This set the stage for a third quarter of 2006 rally that continued into September. At this point, the bond market was in a transition phase between restrictive and neutral monetary policy. In the fourth quarter of 2006, the long end of the market—securities with maturities of 30 years—performed well as rates trended lower. At the same time, the yield curve flattened by another 14 basis points with yields rising among securities in the front end with shorter maturities and falling in the long end. With the benefits of a persistently expanding economy, credit spreads continued to tighten. This supported the performance of lower-rated municipal securities through the end of 2006 and into the third quarter of 2007, as investors aggressively purchased higher-yielding bonds whenever available. Late in 2006 and continuing through the first two quarters of 2007, our exposure to higher-yielding municipal securities tended to help performance. However, our concentration in the intermediate part of the yield curve tended to hold back performance during these months, as the long-end of the municipal market performed well.

The fiscal year was marked by extraordinary volatility in the municipal bond market. For much of 2007, the municipal bond market was periodically overwhelmed with new issue supply, causing yields to rise and prices to fall when new issuance was high. Typically, the market recovered during months of light issuance. The early part of the year was particularly susceptible to this phenomenon and injected a great deal of volatility into the municipal market, affecting both high-grade bonds and higher-yielding, lower-rated bonds. Spreads—or yield advantages—temporarily widened at the peak of new issuance, leading to underperformance by higher-yielding bonds, only to recover to previous levels as volatility subsided.

Over the full fiscal year, our increased exposure to lower-rated, higher-yielding bonds tended to hold back results relative to the LBMBI, although we believed many of the higher-yielding bonds in our portfolio represented good investment value versus higher-rated securities by the end of the twelve-month period. We purchased many of these new issues to increase income and total return for the fund. However, increased volatility among higher-yielding securities was an early consequence of emerging problems in the subprime mortgage market, whose effects on the economy were not fully apparent at first. The impact that the subprime mortgage problems would have on the worldwide capital markets caught most market participants off guard. However, by August 2007, the full brunt of the subprime mortgage meltdown was underway. While municipal bonds did not have direct exposure to these mortgages, they were indirectly affected as all markets began to reassess risk premiums. For municipals, this meant that higher-yielding, lower-rated bonds were repriced to more accurately reflect relative value. This was all happening while a worldwide liquidity crunch was underway, to which municipals were not immune. Despite regaining some of their lost value near the end of the period, higher-yielding bonds traded off sharply and spreads widened as liquidity dried up. At the end of the fiscal year, average credit quality of fund holdings was AA-, approximately 10.1% of net assets were invested in non-rated or below-investment grade securities and the fund’s duration—or sensitivity to interest rate changes—was 5.75 years. During the fiscal year, our duration had been longer at certain points, which hurt performance as timing and yield curve positioning were out of sync.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 983.02	$ 5.05
Class B	$ 1,000.00	$ 979.31	$ 8.78
Class C	$ 1,000.00	$ 979.31	$ 8.78
Class I	$ 1,000.00	$ 984.26	$ 3.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.11	$ 5.14
Class B	$ 1,000.00	$ 1,016.33	$ 8.94
Class C	$ 1,000.00	$ 1,016.33	$ 8.94
Class I	$ 1,000.00	$ 1,021.37	$ 3.87

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.01% for Class A, 1.76% for Class B, 1.76% for Class C and 0.76% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.39	0.39	0.38	0.39	0.40
Net realized and unrealized gains or losses on investments	(0.30)	(0.16)	(0.04)	0.14	(0.14)

Total from investment operations	0.09	0.23	0.34	0.53	0.26

Distributions to shareholders from
Net investment income	(0.39)	(0.39)	(0.38)	(0.39)	(0.40)
Net realized gains	(0.03)	0	0	0	0

Total distributions to shareholders	(0.42)	(0.39)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return[1]	0.86%	2.30%	3.43%	5.29%	2.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,704	$26,934	$26,554	$23,037	$20,806
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.99%	0.92%[2]	0.90%	0.90%	0.89%
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.04%	0.97%[2]	0.92%	0.90%	0.89%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.88%	0.86%	0.90%	0.90%	0.89%
Interest and fee expense[3]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	3.95%	3.89%	3.78%	3.79%	3.82%
Portfolio turnover rate	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.32	0.31	0.31	0.32	0.32
Net realized and unrealized gains or losses on investments	(0.30)	(0.15)	(0.04)	0.14	(0.14)

Total from investment operations	0.02	0.16	0.27	0.46	0.18

Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.31)	(0.32)	(0.32)
Net realized gains	(0.03)	0	0	0	0

Total distributions to shareholders	(0.35)	(0.32)	(0.31)	(0.32)	(0.32)

Net asset value, end of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return[1]	0.11%	1.58%	2.71%	4.55%	1.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,614	$10,872	$13,507	$15,945	$18,053
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.74%	1.67%[2]	1.62%	1.60%	1.62%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.74%	1.67%[2]	1.62%	1.60%	1.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.63%	1.61%	1.62%	1.60%	1.62%
Interest and fee expense[3]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	3.19%	3.14%	3.05%	3.08%	3.09%
Portfolio turnover rate	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.04	$10.20	$10.24	$10.10	$10.24

Income from investment operations
Net investment income (loss)	0.32	0.31	0.31	0.32	0.32
Net realized and unrealized gains or losses on investments	(0.30)	(0.15)	(0.04)	0.14	(0.14)

Total from investment operations	0.02	0.16	0.27	0.46	0.18

Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.31)	(0.32)	(0.32)
Net realized gains	(0.03)	0	0	0	0

Total distributions to shareholders	(0.35)	(0.32)	(0.31)	(0.32)	(0.32)

Net asset value, end of period	$ 9.71	$10.04	$10.20	$10.24	$10.10

Total return[1]	0.11%	1.58%	2.71%	4.55%	1.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,631	$2,824	$3,210	$3,326	$2,867
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.75%	1.67%[2]	1.62%	1.60%	1.62%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.75%	1.67%[2]	1.62%	1.60%	1.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.64%	1.61%	1.62%	1.60%	1.62%
Interest and fee expense[3]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	3.20%	3.15%	3.05%	3.07%	3.04%
Portfolio turnover rate	37%	58%	35%	35%	20%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.04	$ 10.20	$ 10.24	$ 10.10	$ 10.24

Income from investment operations
Net investment income (loss)	0.41	0.41	0.41	0.42	0.42
Net realized and unrealized gains or losses on investments	(0.29)	(0.15)	(0.03)	0.14	(0.14)

Total from investment operations	0.12	0.26	0.38	0.56	0.28

Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
Net realized gains	(0.03)	0	0	0	0

Total distributions to shareholders	(0.45)	(0.42)	(0.42)	(0.42)	(0.42)

Net asset value, end of period	$ 9.71	$ 10.04	$ 10.20	$ 10.24	$ 10.10

Total return	1.12%	2.60%	3.74%	5.60%	2.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$112,636	$151,388	$184,357	$180,037	$193,141
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.74%	0.67%[1]	0.62%	0.60%	0.62%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.74%	0.67%[1]	0.62%	0.60%	0.62%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.63%	0.61%	0.62%	0.60%	0.62%
Interest and fee expense[2]	0.11%	0.06%	0.00%	0.00%	0.00%
Net investment income (loss)	4.19%	4.14%	4.05%	4.07%	4.09%
Portfolio turnover rate	37%	58%	35%	35%	20%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 101.8%
COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$762,232
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	913,540

		1,675,772

CONTINUING CARE RETIREMENT COMMUNITY 7.0%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,060,133
First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	4,000,000	3,573,480
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,050,000	3,158,214
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	1,000,000	1,068,170
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist
Homes, Ser. C, 5.40%, 12/01/2033	1,000,000	915,670
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.15%,
09/01/2024	725,000	671,538

		10,447,205

EDUCATION 11.2%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,744,306
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College
Properties, Ser. A, 5.00%, 08/01/2025	2,000,000	1,997,560
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,288,464
5.75%, 11/01/2017	1,950,000	2,095,295
TUFF CAUB LLC Proj., Ser. A, 5.25%, 11/01/2028	2,000,000	1,890,000
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,053,930
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.:
5.125%, 03/01/2027	3,500,000	3,286,465
5.125%, 03/01/2037	1,000,000	917,010
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%,
10/01/2021	500,000	546,310
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,004,690

		16,824,030

ELECTRIC REVENUE 3.2%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj.,
4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,001,560
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,161,070
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	524,588
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,070,350

		4,757,568

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 3.0%
Cartersville, GA GO, 6.70%, 01/01/2012	$120,000	$127,596
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,337,300
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,047,170
Ser. A, 6.45%, 08/01/2011	850,000	901,884

		4,413,950

GENERAL OBLIGATION - STATE 1.4%
Georgia GO, Ser. A, 6.00%, 04/01/2015	1,780,000	2,028,933

HOSPITAL 12.0%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert.,
Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	515,916
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,748,678
5.25%, 12/01/2022	3,690,000	3,662,915
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Anticipation Cert., Northeast Georgia
Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	529,005
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	620,049
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,113,980
Georgia Med. Ctr. Hosp. Auth. RRB, Spring Harbor Green Island Proj., 5.25%,
07/01/2027	2,625,000	2,406,784
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,640,535
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., The Med. Ctr. of Central
Georgia Proj., Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,044,520
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj.:
5.00%, 10/01/2022	1,740,000	1,749,518
5.00%, 10/01/2026	1,000,000	993,880

		18,025,780

HOUSING 17.5%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	3,000,000	3,041,460
Atlanta, GA Urban Residential Fin. Auth SFHRB, Ser. A, 4.50%, 12/01/2032	1,639,038	1,636,743
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,596,060
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,102,306
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,336,340
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	728,549
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	598,784
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar
Student Hsg., LLC Proj., Ser. A:
5.00%, 02/01/2020	1,250,000	1,251,988
5.25%, 02/01/2035	2,000,000	2,009,640
5.375%, 02/01/2025	3,870,000	3,946,510

		26,248,380

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.3%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	$1,120,000	$1,225,706
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.00%, 04/01/2033	1,000,000	885,470
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%,
08/01/2030	3,000,000	2,729,490
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt.
Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,535,700

		6,376,366

LEASE 13.1%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.,
5.25%, 12/01/2024	4,000,000	4,106,960
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,240,001
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,361,882
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd.
by AMBAC)	1,825,000	1,963,006
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%,
11/01/2018, (Insd. by AMBAC)	1,000,000	1,056,020
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,349,022
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,382,593
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,681,325
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,509,720

		19,650,529

PRE-REFUNDED 2.0%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	500,000	535,835
Commonwealth of Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020,
(Insd. by MBIA)	500,000	533,515
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	545,520
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	430,295
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	865,000	892,628

		2,937,793

PUBLIC FACILITIES 0.9%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd.
by MBIA)	1,250,000	1,317,363

SALES TAX 1.4%
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P,
6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,146,600

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.3%
Atlanta, GA Tax Allocation RRB, Atlantic State Proj.:
5.00%, 12/01/2023	$ 1,000,000	$1,027,390
5.25%, 12/01/2021	1,000,000	1,059,290
5.25%, 12/01/2022	1,000,000	1,055,920
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,378,210
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj., Ser. A, 5.125%,
03/01/2036	1,000,000	911,610
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,010,100

		6,442,520

TRANSPORTATION 1.4%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,054,480

WATER & SEWER 18.0%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,356,425
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,079,356
Clayton Cnty., GA Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,847,947
6.25%, 05/01/2016	2,000,000	2,146,380
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,256,097
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020, (Insd. by MBIA) ‡	1,255,000	1,309,566
5.00%, 07/01/2021, (Insd. by MBIA) ‡	1,095,000	1,138,103
5.00%, 07/01/2022, (Insd. by MBIA) ‡	2,490,000	2,578,168
5.00%, 07/01/2023, (Insd. by MBIA) ‡	2,615,000	2,698,324
5.00%, 07/01/2024, (Insd. by MBIA) ‡	2,745,000	2,823,149
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,029,570
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by
AMBAC)	1,530,000	1,641,307
Newton Cnty., GA Water RB, 5.00%, 07/01/2020, (Insd. by MBIA)	1,000,000	1,038,610
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	753,038
5.30%, 07/01/2018	1,250,000	1,253,488

		26,949,528

Total Municipal Obligations (cost $151,157,531)		152,296,797

	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $3,128,262)	3,128,262	3,128,262

Total Investments (cost $154,285,793) 103.9%		155,425,059
Other Assets and Liabilities (3.9%)		(5,839,926)

Net Assets 100.0%		$149,585,133

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2007

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Georgia	86.1%
South Carolina	4.6%
Virginia	2.0%
Virgin Islands	1.9%
Florida	1.3%
Puerto Rico	0.9%
Nevada	0.6%
Maryland	0.5%
Non-state specific	2.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	51.0%
AA	7.8%
A	17.6%
BBB	13.8%
NR	9.8%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	2.5%
1 to 3 year(s)	4.0%
3 to 5 years	5.9%
5 to 10 years	21.2%
10 to 20 years	56.1%
20 to 30 years	10.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $151,157,531)	$152,296,797
Investments in affiliated money market fund, at value (cost $3,128,262)	3,128,262

Total investments	155,425,059
Receivable for securities sold	2,026,071
Receivable for Fund shares sold	19,611
Interest receivable	2,112,247
Prepaid expenses and other assets	23,889

Total assets	159,606,877

Liabilities
Dividends payable	492,397
Payable for securities purchased	4,331,803
Payable for Fund shares redeemed	27,274
Payable for floating-rate notes issued	5,100,000
Interest and fee expense payable	28,709
Advisory fee payable	6,871
Distribution Plan expenses payable	869
Due to other related parties	1,728
Accrued expenses and other liabilities	32,093

Total liabilities	10,021,744

Net assets	$149,585,133

Net assets represented by
Paid-in capital	$148,519,164
Overdistributed net investment income	(227,156)
Accumulated net realized gains on investment	153,859
Net unrealized gains on investments	1,139,266

Total net assets	$149,585,133

Net assets consists of
Class A	$25,704,414
Class B	8,613,915
Class C	2,631,252
Class I	112,635,552

Total net assets	$149,585,133

Shares outstanding (unlimited number of shares authorized)
Class A	2,646,310
Class B	886,801
Class C	270,884
Class I	11,596,210

Net asset value per share
Class A	$9.71
Class A — Offering price (based on sales charge of 4.75%)	$10.19
Class B	$9.71
Class C	$9.71
Class I	$9.71

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$8,485,562
Income from affiliate	50,553

Total investment income	8,536,115

Expenses
Advisory fee	727,219
Distribution Plan expenses
Class A	81,832
Class B	98,675
Class C	26,416
Administrative services fee	172,235
Transfer agent fees	26,130
Trustees’ fees and expenses	3,768
Printing and postage expenses	26,407
Custodian and accounting fees	58,333
Registration and filing fees	45,270
Professional fees	27,503
Interest and fee expense	195,466
Other	5,477

Total expenses	1,494,731
Less: Expense reductions	(5,256)
Expense reimbursements	(13,639)

Net expenses	1,475,836

Net investment income	7,060,279

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	731,060
Futures contracts	(99,351)

Net realized gains on investments	631,709
Net change in unrealized gains or losses on investments	(5,274,875)

Net realized and unrealized gains or losses on investments	(4,643,166)

Net increase in net assets resulting from operations	$2,417,113

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2007		2006

Operations
Net investment income		$7,060,279		$8,899,840
Net realized gains on investments		631,709		2,420,840
Net change in unrealized gains or losses
on investments		(5,274,875)		(6,334,687)

Net increase in net assets resulting from
operations		2,417,113		4,985,993

Distributions to shareholders from
Net investment income
Class A		(1,077,396)		(1,012,608)
Class B		(315,485)		(376,633)
Class C		(84,714)		(91,231)
Class I		(5,588,954)		(7,430,085)
Net realized gains
Class A		(70,576)		0
Class B		(26,588)		0
Class C		(6,183)		0
Class I		(368,656)		0

Total distributions to shareholders		(7,538,552)		(8,910,557)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	416,662	4,180,818	336,466	3,363,313
Class B	26,623	267,616	77,225	771,461
Class C	61,539	616,645	54,008	541,190
Class I	1,098,097	10,940,153	3,632,336	36,420,105

		16,005,232		41,096,069

Net asset value of shares issued in
reinvestment of distributions
Class A	73,033	729,166	63,045	630,932
Class B	21,608	215,883	24,478	245,067
Class C	4,585	45,786	4,611	46,163
Class I	26,179	262,584	14,463	144,699

		1,253,419		1,066,861

Automatic conversion of Class B shares
to Class A shares
Class A	33,655	337,606	94,800	949,729
Class B	(33,655)	(337,606)	(94,800)	(949,729)

		0		0

Payment for shares redeemed
Class A	(560,836)	(5,601,669)	(414,666)	(4,153,578)
Class B	(211,156)	(2,109,330)	(248,207)	(2,485,057)
Class C	(76,606)	(764,882)	(92,095)	(923,338)
Class I	(4,613,600)	(46,093,801)	(6,641,445)	(66,287,147)

		(54,569,682)		(73,849,120)

Net decrease in net assets resulting from
capital share transactions		(37,311,031)		(31,686,190)

Total decrease in net assets		(42,432,470)		(35,610,754)
Net assets
Beginning of period		192,017,603		227,628,357

End of period	$ 149,585,133		$ 192,017,603

Overdistributed net investment income		$ (227,156)		$ (220,886)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

19

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

20

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,639.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2007, EIS received $7,660 from the sale of Class A shares and $20,839 and $448 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities ) were $62,317,675 and $100,416,596, respectively, for the year ended August 31, 2007.

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$5,100,000	0.89%	$10,547,310

During the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $192,791.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $154,404,946. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,718,703 and $2,698,590, respectively, with a net unrealized appreciation of $1,020,113.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Exempt-Interest	Long-Term	Unrealized
Income	Capital Gain	Appreciation

$97,783	$143,639	$1,020,113

22

NOTES TO FINANCIAL STATEMENTS continued

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$13,831	$38,790
Exempt-Interest Income	7,052,718	8,871,767
Long-term Capital Gain	472,003	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the year ended August 31, 2007, the Fund had average borrowings outstanding of $45,493 at an average rate of 5.88% and paid interest of $2,675.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

23

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the

24

NOTES TO FINANCIAL STATEMENTS continued

Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Georgia Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Georgia Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $472,003 for the fiscal year ended August 31, 2007.

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.81% . The percentage of distributions subject to the federal alternative minimum tax and Georgia state income tax will be reported to shareholders in January 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director,
Trustee	The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society (scholarship program); Former Director,
Term of office since: 1991	Executive Vice President and Treasurer, State Street Research & Management
Other directorships: None	Company (investment advice)

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education);
Trustee	Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee,
Trustee	Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former
DOB: 2/14/1939	Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi
Term of office since: 1983	Medical Products Co.; Former Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company);
Trustee	Former President and Director of Phillips Pond Homes Association (home
DOB: 4/9/1948	community); Former Partner, PricewaterhouseCoopers, LLP (independent registered
Term of office since: 2006	public accounting firm)
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate
DOB: 8/26/1955	holding company), Member, K&P Development, LLC (real estate development);
Term of office since: 1984	Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit
Other directorships: None	organization)

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association
Term of office since: 1982	of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper
Other directorships: None	merchandising); Former Trustee, NDI Technologies, LLP (communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and
Trustee	Chairman, Branded Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
Trustee	Former Director, Trust Company of CT; Former Director, Old State House Association;
DOB: 8/11/1939	Former Trustee, Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member,
Trustee	Financial Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment
President	Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief
DOB: 6/20/1945	Investment Officer, Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
DOB: 12/12/1970	President, Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen
DOB: 4/20/1960	Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice
Term of office since: 2000	President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice
Chief Compliance Officer	President of Evergreen Investments Co, Inc; Former Managing Director and Senior
DOB: 9/20/1965	Compliance Officer, Babson Capital Management LLC; Former Principal and Director,
Term of office since: 2007	Compliance and Risk Management, State Street Global Advisors; Former Vice
President and Manager, Sales Practice Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567742 rv4 10/2007

Evergreen High Income Municipal Bond Fund

Evergreen

HIGH INCOME MUNICIPAL BOND FUND

Annual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen High Income Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the

1

LETTER TO SHAREHOLDERS continued

second quarter of 2007 before exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

Average annual return*

1-year with sales charge	-5.78%	-6.55%	-2.78%	N/A

1-year w/o sales charge	-1.09%	-1.83%	-1.83%	-0.85%

5-year	2.85%	2.78%	3.11%	4.15%

10-year	3.62%	3.36%	3.40%	4.40%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -1.09% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

Until March 2007, the fund was managed as Evergreen Florida High Income Municipal Bond Fund. However, when the Florida intangibles property tax was repealed early in 2007, the fund became a national, high yield municipal bond fund. Since that change, we have widened the fund’s overall diversification by sector, as well as by state, as the national market afforded us more opportunities to buy higher-yielding securities outside the community development and continuing care retirement industries which had dominated the Florida high yield market.

The fiscal year was a volatile period in the municipal bond market as prices fluctuated dramatically. Higher-yielding, lower-rated securities trailed the overall market, despite some interim periods of outperformance. The municipal bond market produced negative returns for half the period and positive returns for the other half. The fiscal year started off well in the final four months of 2006, with higher-yielding and longer-maturity bonds outperforming the overall market. Supporting their performance was a decline in interest rates and the sustaining of the global economic expansion. During this period, our emphasis on higher-yielding bonds, which tended to have longer maturities, helped performance. Early in 2007, a strong supply of new municipal bond issues overwhelmed demand, pushing up the yields of municipal bonds and depressing prices. After a challenging January, the market recovered strongly in February, but then fell back again in March 2007. The first quarter of 2007 saw the beginning of concerns about problems in the subprime mortgage industry and the effects these problems might have on the overall economy. These concerns added to the volatility of higher-yielding, lower-rated municipal bonds. Strategies emphasizing short-term securities and higher-rated securities performed well. In this environment, the fund’s emphasis on lower-rated, longer-maturity bonds tended to detract from performance. Although overall market conditions appeared to improve during April, a record supply of new municipal bond issuance in May and June overwhelmed the market again, pushing bond yields up and pulling bond prices down. Also pushing yields up was the sustained global economic expansion, which diminished expectations that the U.S. Federal Reserve Board was likely to lower short-term rates anytime soon. Shorter-maturity bonds again outperformed during this period, working to the disadvantage of our relatively longer-maturity positioning, therefore detracting from results. At the same time, weakness in the housing market brought worries that consumer spending might be affected, weakening the overall economy. In this environment, higher-yielding bonds performed poorly. In the final two months of the period, municipals tended to underperform, becoming unusually inexpensive relative to the taxable market. Higher-yielding municipals performed particularly poorly at the end of the fiscal year, as an aversion to credit risk resulted in relatively few buyers for lower-rated municipal, as well as taxable, bonds. At the end of the fiscal year, the fund’s average maturity was 20.7 years and effective duration—or sensitivity to interest rate changes—was 6.7 years. Approximately 84% of fund net assets were invested in non-rated municipal securities and average credit quality remained at B.

For the twelve-month period, our longer-maturity positioning and our emphasis on higher-yielding, lower-rated bonds tended to detract from performance. Over the period, shorter-maturity bonds and higher-quality securities outperformed the overall market. In addition, the two municipal sectors in which we had the greatest concentration earlier in the period—community development and continuing care retirement community —underperformed, also holding back performance. We have broadened the fund’s sector diversification substantially since the fund began pursuing a national, high-yield strategy.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 956.81	$ 5.03
Class B	$ 1,000.00	$ 953.19	$ 8.71
Class C	$ 1,000.00	$ 953.19	$ 8.71
Class I	$ 1,000.00	$ 958.02	$ 3.80
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.06	$ 5.19
Class B	$ 1,000.00	$ 1,016.28	$ 9.00
Class C	$ 1,000.00	$ 1,016.28	$ 9.00
Class I	$ 1,000.00	$ 1,021.32	$ 3.92

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.02% for Class A, 1.77% for Class B, 1.77% for Class C and 0.77% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.47	0.48	0.50	0.51	0.53
Net realized and unrealized gains or losses on investments	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.10)	0.42	0.79	0.58	0.24

Distributions to shareholders from
Net investment income	(0.47)	(0.48)	(0.50)	(0.51)	(0.53)

Net asset value, end of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[1]	(1.09%)	4.17%	8.10%	5.91%	2.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$207,442	$233,585	$205,593	$179,971	$186,685
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.01%	0.94%[2]	0.96%	1.01%	0.99%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.06%	0.99%[2]	0.98%	1.01%	0.99%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.92%	0.92%	0.96%	1.01%	0.99%
Interest and fee expense[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.63%	4.71%	4.93%	5.05%	5.27%
Portfolio turnover rate	67%	62%	41%	31%	26%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.40[1]	0.40	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.57)	(0.05)	0.29	0.07	(0.29)

Total from investment operations	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[2]	(1.83%)	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,379	$60,381	$80,083	$97,754	$125,469
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.76%	1.69%[3]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.76%	1.69%[3]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[4]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.87%	3.97%	4.22%	4.35%	4.54%
Portfolio turnover rate	67%	62%	41%	31%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.17)	0.35	0.72	0.51	0.17

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return[1]	(1.83%)	3.44%	7.35%	5.17%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,848	$34,157	$26,760	$17,533	$19,729
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.76%	1.69%[2]	1.68%	1.71%	1.72%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.76%	1.69%[2]	1.68%	1.71%	1.72%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.67%	1.67%	1.68%	1.71%	1.72%
Interest and fee expense[3]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	3.87%	3.95%	4.19%	4.35%	4.54%
Portfolio turnover rate	67%	62%	41%	31%	26%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25

Income from investment operations
Net investment income (loss)	0.50	0.51	0.53	0.54	0.56
Net realized and unrealized gains or losses on investments	(0.57)	(0.06)	0.29	0.07	(0.29)

Total from investment operations	(0.07)	0.45	0.82	0.61	0.27

Distributions to shareholders from
Net investment income	(0.50)	(0.51)	(0.53)	(0.54)	(0.56)

Net asset value, end of period	$ 9.69	$ 10.26	$ 10.32	$ 10.03	$ 9.96

Total return	(0.85%)	4.48%	8.42%	6.23%	2.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$118,111	$156,088	$112,551	$87,440	$81,057
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.76%	0.69%[1]	0.69%	0.71%	0.72%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.76%	0.69%[1]	0.69%	0.71%	0.72%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.67%	0.67%	0.69%	0.71%	0.72%
Interest and fee expense[2]	0.09%	0.02%	0.00%	0.00%	0.00%
Net investment income (loss)	4.86%	4.96%	5.21%	5.35%	5.54%
Portfolio turnover rate	67%	62%	41%	31%	26%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 1.2%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$4,709,400

COMMUNITY DEVELOPMENT DISTRICT 42.2%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	5,000,000	4,583,000
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,375,826
Ser. B, 5.20%, 05/01/2014	1,145,000	1,100,036
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	985,000	954,179
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	3,244,202
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	69,000	69,306
Baywinds, FL CDD Spl. Assmt. RB, Ser. A, 5.25%, 05/01/2037	4,155,000	3,647,384
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,085,000	1,092,172
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,700,000	2,752,029
Ser. B, 5.70%, 05/01/2010	1,550,000	1,551,131
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	965,000	989,675
Ser. B, 5.30%, 11/01/2009	155,000	154,988
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,930,000	2,044,835
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,945,000	3,004,872
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	2,960,000	2,652,426
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	995,000	1,041,457
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,475,000	1,491,579
6.375%, 05/01/2035	1,285,000	1,304,031
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	5,000	4,995
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,540,775
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,705,000	2,707,786
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	665,000	648,568
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	99,997
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,305,000	2,306,867
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,000,000	2,026,280
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	965,000	915,428
Ser. B, 5.10%, 11/01/2009	1,380,000	1,378,565
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,345,000	2,348,775
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,115,000	2,115,888
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	3,950,000	3,662,124
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,123,880
Indian Trace, FL CDD:
Spl. Assmt. RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,905,000	1,757,534
Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,790,000	1,891,815
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	3,028,560
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,190,000	2,291,397
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,600,000	1,606,864
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,560,923	1,575,783

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Landmark at Doral, FL CDD Spl. Assmt. RB, Ser. A, 5.50%, 05/01/2038	$4,000,000	$3,658,200
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	690,000	690,980
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,003,114
Ser. A, 7.65%, 05/01/2032	1,895,000	2,007,582
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	2,845,711
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,352,790
Heron Bay Proj., 7.00%, 05/01/2019	1,477,000	1,493,085
Parkland Country Club, 5.45%, 05/01/2026	4,880,000	4,643,662
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,010,000	1,049,935
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,700,000	3,366,556
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	540,000	541,253
5.80%, 05/01/2026	5,000,000	5,026,450
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	430,000	435,289
Ser. A, 6.125%, 05/01/2035	975,000	984,087
Ser. B, 5.125%, 05/01/2009	795,000	787,519
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	961,554
Ser. B, 5.00%, 05/01/2011	2,980,000	2,908,718
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,660,000	4,810,565
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	4,575,500
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,090,000	2,893,538
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037	3,570,000	3,081,124
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	25,000	25,200
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,820,000	7,819,296
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,945,000	1,947,198
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	3,713,560
Ser. B, 5.25%, 05/01/2016	1,465,000	1,385,773
Verandah, East Florida CDD RB, Ser. A, 5.40%, 05/01/2037	6,815,000	6,121,097
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	8,580,000	7,677,298
Ser. B, 5.00%, 11/01/2013	2,995,000	2,864,538
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	5,027,770
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,965,000	3,051,252
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	1,842,020
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,066,780
Ser. A-2, 6.125%, 05/01/2035	2,680,000	2,708,274

		169,452,277

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 32.9%
Alachua Cnty., FL IDRB, North Florida Retirement Vlg., 5.875%, 11/15/2036	$ 5,000,000	$5,005,200
Central Texas Hlth. Facs. Dev. Corp. RB:
Gleannloch Farms, Ser. A, 5.25%, 02/15/2016	780,000	765,024
Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	488,245
Erie Cnty., NY IDRB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	975,310
5.125%, 11/15/2016	1,485,000	1,439,128
Flagstaff, AZ IDRRB, Northern Arizona Sr. Living Cmnty., 5.50%, 07/01/2022	5,970,000	5,839,317
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,575,400
Fulton Cnty., GA Residential Care Facs. RB:
First Mtge. Lenbrook Proj., Ser. A, 5.125%, 07/01/2037	10,000,000	8,630,300
Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,480,120
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,340,850
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,616,585
Illinois Fin. Auth. RRB, Central Baptist Vlg., 5.00%, 11/15/2022	500,000	455,660
Indiana Hlth. & Edl. Fac. Auth. RRB, Cmnty. Northwest, 5.50%, 03/01/2027	4,370,000	4,277,968
Iowa Fin. Auth. Sr. Living RB, Deerfield Retirement Cmnty., Inc., Ser. A, 5.25%,
11/15/2037	3,690,000	3,371,627
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,410,562
6.375%, 10/01/2025	6,575,000	6,668,365
Lexington, VA IDA RRB, Residential Care Facs., Kendal at Lexington, Ser. A, 5.50%,
01/01/2037	1,190,000	1,090,504
Minneapolis, MN Hsg. & Hlth. Care Facs. RB, Providence Proj., Ser. A, 5.625%,
10/01/2027	6,075,000	5,851,926
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Brookwood,
5.25%, 01/01/2032	5,250,000	4,639,162
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,275,425
5.50%, 07/01/2032	1,000,000	945,630
5.50%, 07/01/2038	1,750,000	1,646,242
5.70%, 07/01/2026	2,000,000	1,961,380
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Waterford Proj.:
5.30%, 10/01/2007	990,000	990,643
5.50%, 10/01/2015	6,500,000	6,561,945
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes,
Ser. C, 5.40%, 12/01/2033	5,410,000	4,953,775
Prince William Cnty., VA IDA RB, Residential Care Facs., Westminster Lake,
4.875%, 01/01/2020	1,000,000	934,280
South Carolina EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes, 5.625%,
05/01/2042	1,000,000	922,320
South Carolina Jobs EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes,
5.50%, 05/01/2028	1,200,000	1,123,968

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
St. John’s Cnty., FL IDA RB:
Bayview Proj., Ser. A:
5.20%, 10/01/2027	$ 1,130,000	$1,019,136
5.25%, 10/01/2041	3,625,000	3,170,860
Glenmoor Proj., Ser. A:
5.25%, 01/01/2026	1,120,000	1,036,650
8.00%, 01/01/2020	5,000,000	5,552,300
8.00%, 01/01/2023	4,500,000	4,997,070
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,456,070
St. John’s Cnty., FL IDA RRB, Glenmoor Proj., Ser. A, 5.375%, 01/01/2040	2,500,000	2,335,100
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. Retirment Facs. RB:
Buckingham Sr. Living Cmnty., Inc.:
5.25%, 11/15/2016	2,965,000	2,907,568
5.75%, 11/15/2037	4,000,000	3,818,040
C.C. Young Mem. Home Proj., 5.75%, 02/15/2025	2,000,000	1,952,620
Vigo Cnty., IN Hosp. Auth. RB, Union Hosp. Inc., 5.75%, 09/01/2042	1,000,000	938,690
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	4,000,000	3,891,760
5.625%, 01/01/2038	4,100,000	3,924,561

		132,237,286

EDUCATION 0.8%
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
5.75%, 10/15/2029	3,180,000	3,236,922

GENERAL OBLIGATION - STATE 0.6%
Prairie Ctr., CO GO, Metro. Dist. No. 3 Property Tax, Ser. A, 5.25%, 12/15/2021	2,700,000	2,480,517

HOSPITAL 4.9%
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,770,000	3,908,623
Maryland Hlth. & Higher Edl. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. A,
5.30%, 01/01/2037	4,250,000	3,879,442
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	825,000	868,519
Tarrant Cnty., TX Cultural Ed. Facs. Corp., Hosp. RB, 6.375%, 11/01/2036	8,400,000	7,808,640
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,080,310

		19,545,534

HOUSING 0.7%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,929,240

INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	3,007,746
6.75%, 07/01/2029	2,380,000	2,418,127
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj.,
Ser. A, 5.20%, 04/01/2018	8,000,000	7,796,480

		13,222,353

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 1.1%
Maryland Energy Fin. Admin. Ltd. Obl. RB, Recycling Office Paper Sys. Proj.,
Ser. A, 7.50%, 09/01/2015	$ 3,280,000	$3,589,009
Seneca Nation of the Indians, New York Capital Impt. Auth. Spl. Obl. RB, 5.25%,
12/01/2016, 144A	1,000,000	986,960

		4,575,969

PUBLIC FACILITIES 1.6%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,255,000	2,276,783
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	4,300,000	4,124,474

		6,401,257

SPECIAL TAX 2.4%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.45%, 12/01/2034	3,000,000	2,779,620
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A, 5.30%,
10/01/2035	1,000,000	891,830
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,450,444
Ser. B, 5.45%, 03/01/2036	2,665,000	2,462,620
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	303,267

		9,887,781

TOBACCO REVENUE 2.8%
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Backed RB,
Ser. A, 6.00%, 06/01/2034	11,300,000	11,423,396

TRANSPORTATION 2.3%
Triborough Bridge & Tunnel Auth. New York RB, Ser. A, 5.00%, 01/01/2014 ‡	8,545,000	9,136,173

UTILITY 0.6%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,375,000	1,469,641
7.375%, 10/01/2019	785,000	790,888

		2,260,529

WATER & SEWER 1.7%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,115,629
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,729,844
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,878,416

		6,723,889

Total Municipal Obligations (cost $406,782,733)		398,222,523

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $3,780,844)	3,780,844	3,780,844

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2007

Value

Total Investments (cost $410,563,577) 100.1%	$402,003,367
Other Assets and Liabilities (0.1%)	(223,350)

Net Assets 100.0%	$401,780,017

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	RB	Revenue Bond
GO	General Obligation	RHA	Residential Housing Authority
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note
IDRB	Industrial Development Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Florida	65.8%	Indiana	1.3%
Texas	6.4%	Missouri	1.2%
Georgia	4.3%	North Carolina	1.2%
Virginia	4.0%	Illinois	1.1%
Michigan	2.8%	New York	0.8%
Maryland	2.5%	Iowa	0.8%
Washington	1.9%	South Carolina	0.7%
Minnesota	1.5%	Non-state specific	0.9%
Arizona	1.5%
Colorado	1.3%		100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	2.1%
A	2.1%
BBB	9.8%
B	2.0%
NR	84.0%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	0.7%
1 to 3 year(s)	2.5%
3 to 5 years	1.1%
5 to 10 years	54.3%
10 to 20 years	12.5%
20 to 30 years	25.3%
Greater than 30 years	3.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $406,782,733)	$398,222,523
Investments in affiliated money market fund, at value (cost $3,780,844)	3,780,844

Total investments	402,003,367
Receivable for Fund shares sold	139,982
Interest receivable	6,837,540
Prepaid expenses and other assets	26,936

Total assets	409,007,825

Liabilities
Dividends payable	1,163,884
Payable for Fund shares redeemed	1,363,964
Payable for floating-rate notes issued	4,575,000
Interest and fee expense payable	27,089
Advisory fee payable	20,689
Distribution Plan expenses payable	5,205
Due to other related parties	5,438
Accrued expenses and other liabilities	66,539

Total liabilities	7,227,808

Net assets	$401,780,017

Net assets represented by
Paid-in capital	$455,521,417
Overdistributed net investment income	(128,966)
Accumulated net realized losses on investments	(45,052,224)
Net unrealized losses on investments	(8,560,210)

Total net assets	$401,780,017

Net assets consists of
Class A	$207,442,163
Class B	43,378,533
Class C	32,847,859
Class I	118,111,462

Total net assets	$401,780,017

Shares outstanding (unlimited number of shares authorized)
Class A	21,401,416
Class B	4,475,321
Class C	3,388,851
Class I	12,185,485

Net asset value per share
Class A	$9.69
Class A — Offering price (based on sales charge of 4.75%)	$10.17
Class B	$9.69
Class C	$9.69
Class I	$9.69

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$26,240,417
Income from affiliate	205,109

Total investment income	26,445,526

Expenses
Advisory fee	2,208,630
Distribution Plan expenses
Class A	711,949
Class B	530,611
Class C	358,841
Administrative services fee	467,423
Transfer agent fees	170,332
Trustees’ fees and expenses	10,436
Printing and postage expenses	37,766
Custodian and accounting fees	148,272
Registration and filing fees	44,714
Professional fees	49,934
Interest and fee expense	428,109
Other	8,123

Total expenses	5,175,140
Less: Expense reductions	(16,619)
Expense reimbursements	(118,658)

Net expenses	5,039,863

Net investment income	21,405,663

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	845,522
Futures contracts	(268,518)

Net realized gains on investments	577,004
Net change in unrealized gains or losses on investments	(24,765,724)

Net realized and unrealized gains or losses on investments	(24,188,720)

Net decrease in net assets resulting from operations	$(2,783,057)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2007		2006

Operations
Net investment income		$21,405,663		$20,892,287
Net realized gains on investments		577,004		195,337
Net change in unrealized gains or losses
on investments		(24,765,724)		(2,377,349)

Net increase (decrease) in net assets
resulting from operations		(2,783,057)		18,710,275

Distributions to shareholders from
Net investment income
Class A		(10,968,440)		(10,037,012)
Class B		(2,049,879)		(2,789,398)
Class C		(1,388,047)		(1,206,392)
Class I		(6,981,604)		(6,826,182)

Total distributions to shareholders		(21,387,970)		(20,858,984)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,282,776	44,082,423	5,474,934	55,786,037
Class B	317,647	3,264,758	577,590	5,919,440
Class C	773,310	7,946,166	1,083,095	11,044,348
Class I	1,370,696	14,085,012	7,069,981	72,177,343

		69,378,359		144,927,168

Net asset value of shares issued in
reinvestment of distributions
Class A	532,601	5,447,510	439,800	4,483,031
Class B	83,046	850,266	117,668	1,199,612
Class C	58,893	601,977	46,402	472,980
Class I	78,181	799,863	57,305	583,991

		7,699,616		6,739,614

Automatic conversion of Class B shares
to Class A shares
Class A	499,738	5,147,495	1,130,757	11,528,918
Class B	(499,738)	(5,147,495)	(1,130,757)	(11,528,918)

		0		0

Payment for shares redeemed
Class A	(6,682,945)	(68,186,438)	(4,204,955)	(42,841,959)
Class B	(1,311,493)	(13,431,088)	(1,441,477)	(14,694,487)
Class C	(772,972)	(7,900,750)	(393,806)	(4,010,825)
Class I	(4,478,669)	(45,819,083)	(2,822,126)	(28,746,877)

		(135,337,359)		(90,294,148)

Net increase (decrease) in net assets
resulting from capital share transactions		(58,259,384)		61,372,634

Total increase (decrease) in net assets		(82,430,411)		59,223,925
Net assets
Beginning of period		484,210,428		424,986,503

End of period		$401,780,017		$484,210,428

Overdistributed net investment income		$(128,966)		$(221,129)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) (formely, Evergreen Florida High Income Municipal Bond Fund) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

20

NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

21

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$ 74,470
Accumulated net realized losses on investments	(74,470)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $118,658.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

22

NOTES TO FINANCIAL STATEMENTS continued

For the year ended August 31, 2007, EIS received $35,020 from the sale of Class A shares and $755, $109,267 and $15,400 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $308,537,858 and $369,837,291, respectively, for the year ended August 31, 2007.

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral
Floating-Rate		for Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$ 4,575,000	0.06%	$ 9,136,173

During the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $426,256.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $410,575,479. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,299,444 and $15,871,556, respectively, with a net unrealized depreciation of $8,572,112.

As of August 31, 2007, the Fund had $44,876,072 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014

$3,686,794	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October capital losses of $164,250.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss
Exempt-Interest	Unrealized	Carryovers and Post-
Income	Depreciation	October Losses

$ 128,966	$ 8,572,112	$ 45,040,322

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations.

23

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$121,346	$99,963
Exempt-Interest Income	21,266,624	20,759,021

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the year ended August 31, 2007, the Fund had average borrowings outstanding of $31,684 on an annualized basis at a an average rate of 5.85% and paid interest of $1,853.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

24

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Income Municipal Bond Fund, formerly Evergreen Florida High Income Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Income Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.43% . The percentage of distributions subject to the federal alternative minimum tax and Florida state income tax will be reported to shareholders in January 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567740 rv4 10/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567740  rv4   10/2007

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Annual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Maryland Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

1

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

Average annual return*

1-year with sales charge	-3.69%	-4.48%	-0.58%	N/A

1-year w/o sales charge	1.14%	0.39%	0.39%	1.40%

5-year	1.98%	1.90%	2.25%	3.28%

10-year	3.55%	3.32%	3.42%	4.33%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.14% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Maryland state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The municipal bond market started the fiscal year on a positive note, but saw significant volatility near the end of the twelve-month period. In September 2006, investors correctly assumed the Federal Reserve Board (the “Fed”) was likely to leave short-term interest rates unchanged in the coming months. Municipal securities, especially longer-maturity, high-grade bonds, performed well over the final four months of 2006, as prices of longer-term securities appreciated as their yields declined. Against a backdrop of an expanding economy and rising corporate earnings, longer-maturity, higher-yielding bonds also did relatively well as the price of risk was not being fully accounted for in the market. The fund benefited from this favorable environment in the early months of the fiscal year. During this period, we took advantage of a large supply of new issues of Maryland hospital, secondary schools and continuing care retirement community revenue bonds that offered attractive yields. We also invested in some investment-grade industrial development municipal bonds which enhanced the fund’s yield. These investments extended the fund’s duration — or sensitivity to changes in interest rates — in November 2006. However, as the market realized that the Fed was unlikely tolower short-term interest rates anytime soon, we pulled back duration somewhat early in 2007. The fund’s exposure to longer-maturity, higher-yielding bonds helped performance early in the fiscal year. However, that emphasis tended to hold back results for the full period because of volatility in the credit markets toward the end of the year. Because of problems in the subprime mortgage market, credit spreads widened and longer-maturity, higher-yielding bonds lost relative value. This underperformance by lower-rated and non-rated securities affected the municipal market as well as the taxable bond market, detracting from results. At the end of the fiscal year, the average credit rating of fund holdings was A and approximately 33% of fund net assets were invested in BBB-rated and non-rated municipal securities.

The fund’s effective duration was somewhat shorter than the LBMBI during the period, and this shorter positioning tended to hold back results during a period when longer-maturity bonds, particularly high-grade bonds, performed well. While we extended the fund’s average maturity and duration within the fiscal year, we did sell some of the longer-maturity, higher-yielding bonds in which we had invested. As a consequence, the fund’s yield curve positioning at the end of the fiscal year was very similar to that at the start of the fiscal year. Average maturity began and ended the fiscal year at about the same point, 11.77 years, although it had reached as high as approximately 13 years within the period. The fund’s effective duration at the end of the period was 5.27 years compared to 4.89 years at the start of the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$987.26	$ 4.96
Class B	$ 1,000.00	$983.53	$ 8.70
Class C	$ 1,000.00	$983.53	$ 8.70
Class I	$ 1,000.00	$988.50	$ 3.71
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.21	$ 5.04
Class B	$ 1,000.00	$ 1,016.43	$ 8.84
Class C	$ 1,000.00	$ 1,016.43	$ 8.84
Class I	$ 1,000.00	$ 1,021.48	$ 3.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.74% for Class B, 1.74% for Class C and 0.74% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.42	0.40	0.41	0.41	0.46
Net realized and unrealized gains or losses on investments	(0.29)	(0.11)	0	0.14	(0.20)

Total from investment operations	0.13	0.29	0.41	0.55	0.26

Distributions to shareholders from
Net investment income	(0.42)	(0.40)	(0.41)	(0.41)	(0.46)

Net asset value, end of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return[1]	1.14%	2.69%	3.73%	5.11%	2.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,530	$21,011	$22,121	$21,719	$22,806
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.98%	0.98%	1.00%	1.05%	0.95%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.03%	1.02%	1.05%	0.95%
Net investment income (loss)	3.82%	3.70%	3.67%	3.72%	4.09%
Portfolio turnover rate	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period

	Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.96	$11.07	$11.07	$10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.33	0.32	0.33	0.33	0.38
Net realized and unrealized gains or losses on investments	(0.28)	(0.11)	0	0.14	(0.21)

Total from investment operations	0.05	0.21	0.33	0.47	0.17

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.33)	(0.33)	(0.37)

Net asset value, end of period	$10.67	$10.96	$11.07	$11.07	$ 10.93

Total return[1]	0.39%	1.97%	3.01%	4.38%	1.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,112	$7,080	$8,511	$9,653	$11,028
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.73%	1.73%	1.73%	1.76%	1.68%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.73%	1.76%	1.68%
Net investment income (loss)	3.06%	2.95%	2.95%	3.02%	3.35%
Portfolio turnover rate	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.96	$11.07	$11.07	$10.93	$11.13

Income from investment operations
Net investment income (loss)	0.33	0.32	0.33	0.33	0.37
Net realized and unrealized gains or losses on investments	(0.28)	(0.11)	0	0.14	(0.20)

Total from investment operations	0.05	0.21	0.33	0.47	0.17

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.33)	(0.33)	(0.37)

Net asset value, end of period	$10.67	$10.96	$11.07	$11.07	$10.93

Total return[1]	0.39%	1.97%	3.01%	4.38%	1.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,817	$3,137	$3,709	$3,637	$4,109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.73%	1.73%	1.73%	1.76%	1.68%
Expenses excluding waivers/reimbursements and expense reductions	1.73%	1.73%	1.73%	1.76%	1.68%
Net investment income (loss)	3.06%	2.96%	2.94%	3.02%	3.34%
Portfolio turnover rate	26%	43%	23%	35%	24%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.96	$ 11.07	$ 11.07	$ 10.93	$ 11.13

Income from investment operations
Net investment income (loss)	0.44	0.43	0.44	0.44	0.49
Net realized and unrealized gains or losses on investments	(0.29)	(0.11)	0	0.14	(0.20)

Total from investment operations	0.15	0.32	0.44	0.58	0.29

Distributions to shareholders from
Net investment income	(0.44)	(0.43)	(0.44)	(0.44)	(0.49)

Net asset value, end of period	$ 10.67	$ 10.96	$ 11.07	$ 11.07	$ 10.93

Total return	1.40%	2.99%	4.04%	5.43%	2.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,910	$42,237	$42,215	$42,744	$37,036
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.73%	0.73%	0.73%	0.76%	0.68%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.76%	0.68%
Net investment income (loss)	4.06%	3.95%	3.94%	4.00%	4.36%
Portfolio turnover rate	26%	43%	23%	35%	24%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
COMMUNITY DEVELOPMENT DISTRICT 3.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$279,000	$284,806
6.625%, 07/01/2025	1,000,000	1,016,310
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	970,000	997,548

		2,298,664

CONTINUING CARE RETIREMENT COMMUNITY 5.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	966,820
5.40%, 01/01/2037	700,000	675,983
King Farm Presbyterian Cmnty., Ser. A, 5.25%, 01/01/2027	2,000,000	1,879,600

		3,522,403

EDUCATION 22.5%
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,252,595
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,130,000	1,193,902
6.00%, 06/01/2021	1,000,000	1,113,700
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	571,923
5.625%, 07/01/2020	680,000	698,877
5.625%, 07/01/2022	280,000	286,446
Goucher College, 5.375%, 07/01/2025	1,450,000	1,495,429
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	507,190
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,563,187
Maryland Institute College of Art:
5.00%, 06/01/2030	1,225,000	1,178,217
5.50%, 06/01/2021	530,000	562,569
Washington Christian Academy, 5.50%, 07/01/2038	1,200,000	1,145,172
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	844,628
6.00%, 05/01/2035	1,000,000	1,016,470
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,086,183
University of Maryland Sys. Auxiliary Facs. & Tuition RRB, Ser. A, 5.00%,
04/01/2014	200,000	213,556

		14,730,044

ELECTRIC REVENUE 3.2%
Puerto Rico Elec. Power Auth. RB:
Ser. RR, 5.00%, 07/01/2022	1,000,000	1,040,680
Ser. TT, 5.00%, 07/01/2020	1,000,000	1,030,490

		2,071,170

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 10.3%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017	$1,000,000	$1,070,490
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	524,770
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,642,450
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	1,175,000	1,235,230
5.125%, 10/01/2012	65,000	68,180
5.25%, 10/01/2019	1,150,000	1,213,101

		6,754,221

HOSPITAL 20.6%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	964,209
6.00%, 07/01/2017	830,000	871,716
6.00%, 07/01/2020	1,485,000	1,545,365
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,267,320
Lifebridge Hlth., Ser. A, 5.25%, 07/01/2020	1,000,000	1,023,550
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,000,000	1,007,030
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	333,673
5.50%, 07/01/2022	350,000	357,857
5.75%, 07/01/2020	500,000	518,275
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,360,606
5.75%, 07/01/2021	1,000,000	1,028,600
6.625%, 07/01/2020	1,000,000	1,087,510
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,000,000	2,133,280

		13,498,991

HOUSING 6.7%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,001,240
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,016,870
5.875%, 07/01/2021	500,000	507,230
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,077,636
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	258,073
5.35%, 07/01/2021	500,000	505,650

		4,366,699

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj.,
4.60%, 04/01/2016	2,500,000	2,375,500
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,675,984

		4,051,484

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.3%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%,
08/15/2020	$308,000	$415,458
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,063,040

		1,478,498

MISCELLANEOUS REVENUE 4.9%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,075,080
Maryland Econ. Dev. Corp. RB, Lutheran World Relief:
5.25%, 04/01/2019	400,000	412,132
5.25%, 04/01/2029	565,000	558,502
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%,
09/01/2015	1,075,000	1,176,276

		3,221,990

TRANSPORTATION 0.5%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by
FGIC)	300,000	318,879

WATER & SEWER 12.3%
Baltimore, MD RRB, Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,639,545
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,096,360
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%,
06/01/2012	5,000,000	5,296,150

		8,032,055

Total Municipal Obligations (cost $63,572,802)		64,345,098

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $598,636)	598,636	598,636

Total Investments (cost $64,171,438) 99.3%		64,943,734
Other Assets and Liabilities 0.7%		425,672

Net Assets 100.0%		$65,369,406

q   Rate shown is the 7-day annualized yield at period end.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007

Summary of Abbreviations
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Maryland	92.1%
Pennsylvania	3.3%
Puerto Rico	3.2%
District of Columbia	0.5%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	33.4%
AA	14.1%
A	19.4%
BBB	17.7%
NR	15.4%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	0.9%
1 to 3 year(s)	8.3%
3 to 5 years	14.5%
5 to 10 years	26.0%
10 to 20 years	38.5%
20 to 30 years	6.8%
Greater than 30 years	5.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $63,572,802)	$64,345,098
Investments in affiliated money market fund, at value (cost $598,636)	598,636

Total investments	64,943,734
Cash	1,038,458
Receivable for Fund shares sold	36,965
Interest receivable	868,007
Prepaid expenses and other assets	14,314

Total assets	66,901,478

Liabilities
Dividends payable	185,528
Payable for securities purchased	1,038,458
Payable for Fund shares redeemed	285,948
Advisory fee payable	3,016
Distribution Plan expenses payable	592
Due to other related parties	929
Accrued expenses and other liabilities	17,601

Total liabilities	1,532,072

Net assets	$65,369,406

Net assets represented by
Paid-in capital	$66,045,641
Overdistributed net investment income	(54,985)
Accumulated net realized losses on investments	(1,393,546)
Net unrealized gains on investments	772,296

Total net assets	$65,369,406

Net assets consists of
Class A	$19,529,796
Class B	5,112,440
Class C	2,816,994
Class I	37,910,176

Total net assets	$65,369,406

Shares outstanding (unlimited number of shares authorized)
Class A	1,830,470
Class B	479,169
Class C	264,028
Class I	3,553,168

Net asset value per share
Class A	$10.67
Class A — Offering price (based on sales charge of 4.75%)	$11.20
Class B	$10.67
Class C	$10.67
Class I	$10.67

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$3,383,346
Income from affiliate	23,719

Total investment income	3,407,065

Expenses
Advisory fee	298,362
Distribution Plan expenses
Class A	61,646
Class B	62,127
Class C	30,625
Administrative services fee	70,661
Transfer agent fees	29,072
Trustees’ fees and expenses	1,453
Printing and postage expenses	20,767
Custodian and accounting fees	26,513
Registration and filing fees	46,710
Professional fees	24,353
Other	2,815

Total expenses	675,104
Less: Expense reductions	(1,333)
Expense reimbursements	(10,274)

Net expenses	663,497

Net investment income	2,743,568

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,869)
Net change in unrealized gains or losses on investments	(1,794,021)

Net realized and unrealized gains or losses on investments	(1,796,890)

Net increase in net assets resulting from operations	$946,678

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2007		2006

Operations
Net investment income		$2,743,568		$2,827,250
Net realized losses on investments		(2,869)		(40,380)
Net change in unrealized gains or losses
on investments		(1,794,021)		(780,889)

Net increase in net assets resulting from
operations		946,678		2,005,981

Distributions to shareholders from
Net investment income
Class A		(786,529)		(784,763)
Class B		(190,928)		(228,917)
Class C		(94,177)		(103,119)
Class I		(1,678,820)		(1,700,959)

Total distributions to shareholders		(2,750,454)		(2,817,758)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	106,820	1,166,033	106,045	1,154,541
Class B	16,522	178,470	25,223	277,102
Class C	9,118	99,817	22,204	244,170
Class I	663,898	7,240,631	706,190	7,718,016

		8,684,951		9,393,829

Net asset value of shares issued in
reinvestment of distributions
Class A	45,931	501,162	44,056	480,715
Class B	10,330	112,853	13,547	147,840
Class C	3,463	37,801	3,364	36,704
Class I	1,899	20,718	1,631	17,784

		672,534		683,043

Automatic conversion of Class B shares to
Class A shares
Class A	39,557	433,580	67,523	737,364
Class B	(39,557)	(433,580)	(67,523)	(737,364)

		0		0

Payment for shares redeemed
Class A	(279,050)	(3,049,239)	(298,808)	(3,257,873)
Class B	(154,231)	(1,679,477)	(94,045)	(1,023,374)
Class C	(34,830)	(379,147)	(74,359)	(810,986)
Class I	(966,857)	(10,542,327)	(667,315)	(7,263,638)

		(15,650,190)		(12,355,871)

Net decrease in net assets resulting from
capital share transactions		(6,292,705)		(2,278,999)

Total decrease in net assets		(8,096,481)		(3,090,776)
Net assets
Beginning of period		73,465,887		76,556,663

End of period		$65,369,406		$73,465,887

Overdistributed net investment income		$(54,985)		$(48,099)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed its Distribution Plan expenses (see note 4) relating to Class A shares in the amount of $10,274.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as

19

NOTES TO FINANCIAL STATEMENTS continued

the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2007, EIS received $2,385 from the sale of Class A shares and $17,927 and $501 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,396,607 and $25,377,884, respectively, for the year ended August 31, 2007.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $64,171,438. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,379,066 and $606,770, respectively, with a net unrealized appreciation of $772,296.

As of August 31, 2007, the Fund had $1,359,245 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2014

$146,613	$804,652	$141,047	$14,131	$223,198	$29,604

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October losses of $34,301.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Overdistributed		Carryovers and
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Losses

$54,985	$772,296	$1,393,546

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$4,875	$6,430
Exempt-Interest Income	2,745,579	2,811,328

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended August 31, 2007, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

21

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the

22

NOTES TO FINANCIAL STATEMENTS continued

Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Maryland Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Maryland Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.82% . The percentage of distributions subject to the federal alternative minimum tax and Maryland state income tax will be reported to shareholders in January 2008.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567749 rv4    10/2007

Evergreen North Carolina Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen North Carolina Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

1

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

Average annual return*

1-year with sales charge	-4.07%	-4.93%	-1.05%	N/A

1-year w/o sales charge	0.67%	-0.08%	-0.08%	0.92%

5-year	1.99%	1.90%	2.25%	3.28%

10-year	3.65%	3.40%	3.75%	4.43%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.67% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and North Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return.

The fiscal year saw unusual volatility in the municipal market, which generated positive returns for half the period and negative returns for the other half. The fiscal year started off well in the final four months of 2006, with higher-yielding and longer-maturity bonds outperforming the overall market. High yield bonds outpaced high-grade municipals supported by a decline in interest rates and the robust global economic expansion. The fund’s small exposure to high yield municipals tended to help performance late in 2006, but the emphasis on intermediate-maturity bonds tended to hurt performance during a period when longer-maturity strategies performed well.

Early in 2007, a strong supply of new municipal bond issues overwhelmed demand, pushing up the yields of municipal bonds and depressing prices. After falling in January 2007, the market recovered strongly in February, but then fell back again in March. This period saw the beginning of concerns about problems in the subprime mortgage industry and the effects these problems might have on the overall economy. Our decision to lengthen the fund’s duration-or sensitivity to interest rate changes-late in 2006 detracted from performance in the first quarter of 2007, as strategies emphasizing short-term securities outperformed in an increasingly volatile market environment. Although overall market conditions appeared to improve during April 2007, a record supply of new municipal bond issuance in May and June overwhelmed the market, again pushing bond yields up and pulling bond prices down. Also pushing yields up was the sustained global economic expansion, which diminished expectations that the U.S. Federal Reserve Board was likely to lower short-term rates anytime soon. Shorter-maturity bonds outperformed during this period, working to the disadvantage of our relatively longer-maturity positioning and therefore detracting from results. In the final two months of the fiscal year, municipal bonds turned in relatively weak performance, falling to unusually low valuations relative to the taxable bond market. Higher-yielding municipals performed particularly poorly at the end of the fiscal year, as an aversion to credit risk resulted in relatively few buyers for lower-rated municipal, as well as taxable, bonds. At the end of the fiscal year, the fund’s average maturity was 10.9 years, average duration was 5.8 years and average credit quality remained at AA-.

For the full fiscal year overall, the fund’s longer-maturity positioning and our small exposure to high-yielding, lower-quality bonds tended to detract from performance, as shorter-maturity bonds and higher-quality securities outperformed the overall market.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$983.50	$ 4.65
Class B	$ 1,000.00	$979.79	$ 8.38
Class C	$ 1,000.00	$979.79	$ 8.38
Class I	$ 1,000.00	$984.74	$ 3.40
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.52	$ 4.74
Class B	$ 1,000.00	$ 1,016.74	$ 8.54
Class C	$ 1,000.00	$ 1,016.74	$ 8.54
Class I	$ 1,000.00	$ 1,021.78	$ 3.47

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.68% for Class B, 1.68% for Class C and 0.68% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.30	$ 10.44	$ 10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.38	0.39	0.38	0.39	0.42
Net realized and unrealized gains or losses on investments	(0.30)	(0.14)	(0.03)	0.21	(0.17)

Total from investment operations	0.08	0.25	0.35	0.60	0.25

Distributions to shareholders from
Net investment income	(0.38)	(0.38)	(0.38)	(0.39)	(0.42)
Net realized gains	0	(0.01)	0	0	0

Total distributions to shareholders	(0.38)	(0.39)	(0.38)	(0.39)	(0.42)

Net asset value, end of period	$ 10.00	$ 10.30	$ 10.44	$ 10.47	$ 10.26

Total return[1]	0.67%	2.54%	3.42%	5.94%	2.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$59,828	$66,176	$74,119	$72,037	$82,895
Ratios to average net assets
Expenses including waivers/reimbursements
and interest and fee expense but excluding expense reductions	0.93%	0.87%[2]	0.86%	0.88%	0.75%
Expenses including interest and fee expense
but excluding waivers/reimbursements and expense reductions	0.98%	0.92%[2]	0.88%	0.88%	0.86%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expense	0.84%	0.84%	0.86%	0.88%	0.75%
Interest and fee expense[3]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	3.71%	3.78%	3.66%	3.76%	4.01%
Portfolio turnover rate	72%	83%	36%	15%	49%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.30	$10.44	$10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.30	0.31	0.31	0.32	0.34
Net realized and unrealized gains or losses on investments	(0.29)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	0.01	0.18	0.28	0.53	0.17

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.31)	(0.32)	(0.34)
Net realized gains	0	(0.01)	0	0	0

Total distributions to shareholders	(0.31)	(0.32)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$10.00	$10.30	$10.44	$ 10.47	$ 10.26

Total return[1]	(0.08%)	1.82%	2.70%	5.21%	1.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,218	$7,861	$11,332	$14,254	$16,965
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.68%	1.61%[2]	1.58%	1.58%	1.49%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.68%	1.61%[2]	1.58%	1.58%	1.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.59%	1.58%	1.58%	1.58%	1.49%
Interest and fee expense[3]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	2.96%	3.03%	2.94%	3.06%	3.26%
Portfolio turnover rate	72%	83%	36%	15%	49%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.30	$10.44	$10.47	$10.26	$10.43

Income from investment operations
Net investment income (loss)	0.30	0.31	0.31	0.32	0.34[1]
Net realized and unrealized gains or losses on investments	(0.29)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	0.01	0.18	0.28	0.53	0.17

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.31)	(0.32)	(0.34)
Net realized gains	0	(0.01)	0	0	0

Total distributions to shareholders	(0.31)	(0.32)	(0.31)	(0.32)	(0.34)

Net asset value, end of period	$10.00	$10.30	$10.44	$10.47	$10.26

Total return[2]	(0.08%)	1.82%	2.70%	5.21%	1.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,734	$5,744	$5,578	$4,869	$3,835
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.68%	1.61%[3]	1.58%	1.58%	1.49%
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.68%	1.61%[3]	1.58%	1.58%	1.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.59%	1.58%	1.58%	1.58%	1.49%
Interest and fee expense[4]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	2.96%	3.03%	2.93%	3.05%	3.20%
Portfolio turnover rate	72%	83%	36%	15%	49%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements.

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.30	$ 10.44	$10.47	$ 10.26	$ 10.43

Income from investment operations
Net investment income (loss)	0.41	0.41	0.41	0.42	0.44
Net realized and unrealized gains or losses on investments	(0.30)	(0.13)	(0.03)	0.21	(0.17)

Total from investment operations	0.11	0.28	0.38	0.63	0.27

Distributions to shareholders from
Net investment income	(0.41)	(0.41)	(0.41)	(0.42)	(0.44)
Net realized gains	0	(0.01)	0	0	0

Total distributions to shareholders	(0.41)	(0.42)	(0.41)	(0.42)	(0.44)

Net asset value, end of period	$ 10.00	$ 10.30	$10.44	$ 10.47	$ 10.26

Total return	0.92%	2.85%	3.72%	6.26%	2.62%

Ratios and supplemental data
Net assets, end of period (thousands)	$444,672	$555,403	$565,799	$566,314	$571,136
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	0.68%	0.61%[1]	0.58%	0.58%	0.49%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.68%	0.61%[1]	0.58%	0.58%	0.59%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.59%	0.58%	0.58%	0.58%	0.49%
Interest and fee expense[2]	0.09%	0.03%	0.00%	0.00%	0.00%
Net investment income (loss)	3.96%	4.03%	3.93%	4.06%	4.26%
Portfolio turnover rate	72%	83%	36%	15%	49%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 0.6%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,871,426

CONTINUING CARE RETIREMENT COMMUNITY 8.7%
Iowa Fin. Auth. Sr. Living Facs. Deerfield Retirement Cmnty. RRB, Ser. A, 5.00%,
11/15/2021	1,000,000	916,860
North Carolina Med. Care Commission Hlth. Care Facs. RB First Mtge.:
Forest At Duke, 5.125%, 09/01/2027	2,750,000	2,619,430
Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,158
Pines at Davidson Proj., Ser. A, 5.00%, 01/01/2036	4,000,000	3,714,240
Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	5,834,940
5.50%, 10/01/2031	2,000,000	1,917,540
Salemtowne:
5.00%, 10/01/2023	1,850,000	1,674,898
5.10%, 10/01/2030	2,710,000	2,451,059
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,700,390
Ser. C, 4.65%, 10/01/2034	2,000,000	1,998,360
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,681,951
Ser. C, 5.50%, 10/01/2032	4,500,000	4,197,195
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	994,840
5.00%, 07/01/2011	500,000	494,735
5.25%, 07/01/2012	750,000	748,995
6.375%, 07/01/2023	3,000,000	3,404,460
North Carolina Med. Care Commission RRB, First Presbyterian, Ser. B, 5.00%,
10/01/2016	1,000,000	968,400
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	3,500,000	3,405,290
5.625%, 01/01/2038	1,500,000	1,435,815

		44,909,556

ELECTRIC REVENUE 11.4%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,273,150
6.50%, 01/01/2018	3,750,000	4,199,325
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	1,992,692
Ser. B:
6.00%, 01/01/2022	5,415,000	5,958,125
7.00%, 01/01/2008	1,000,000	1,008,170
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,123,536
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%,
01/01/2013, (Insd. by MBIA)	3,400,000	3,784,302

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	$ 13,125,000	$13,998,075
Ser. B:
6.375%, 01/01/2013	5,000,000	5,267,200
6.50%, 01/01/2020	9,000,000	9,534,510

		59,139,085

GENERAL OBLIGATION - LOCAL 3.5%
Wake Cnty., NC GO, 5.00%, 02/01/2016	16,790,000	18,076,282

GENERAL OBLIGATION - STATE 26.8%
North Carolina GO:
Pub. Impt., Ser. A:
5.00%, 03/01/2017, ROL +	20,000,000	21,238,200
5.00%, 03/01/2020	54,000,000	56,472,120
5.25%, 03/01/2023	15,000,000	16,275,450
Ser. A, 4.75%, 04/01/2014	11,035,000	11,320,806
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,652,092
Pub. Impt., Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,474,565
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	15,957,646

		138,390,879

HOSPITAL 9.1%
Charlotte-Mecklenburg, NC Hosp. Auth. RB, Hlth. Care Sys. Ser. A:
5.00%, 01/15/2018, (Insd. by MBIA)	5,000,000	5,224,200
5.00%, 01/15/2019, (Insd. by MBIA)	4,500,000	4,673,745
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%,
12/01/2019	3,000,000	2,956,590
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	5,000,000	5,249,200
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.20%, 09/01/2009	150,000	151,959
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,143,000
North Carolina Med. Care Commission RB:
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,036,020
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,846,114
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,490,534
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,075,200
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,134,678
5.75%, 10/01/2019	1,090,000	1,090,360
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,069,140
6.00%, 11/15/2030	1,500,000	1,540,875
6.00%, 11/15/2035	4,250,000	4,343,373

		47,024,988

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 2.4%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$ 385,000	$389,192
North Carolina HFA RB:
Ser. 08-A:
5.95%, 01/01/2027	555,000	558,530
6.00%, 07/01/2011	400,000	408,408
6.10%, 07/01/2013	460,000	468,786
Ser. 09-A:
5.60%, 07/01/2016	2,690,000	2,738,904
5.875%, 07/01/2031	4,935,000	4,986,423
Ser. 14-A, 4.70%, 07/01/2013	1,420,000	1,438,403
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,255,000	1,276,561

		12,265,207

INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%,
12/01/2020	3,000,000	3,030,480
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,950,000	5,128,101
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	12,380,000	12,530,417
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,627,900
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj.,
Ser. A, 5.20%, 04/01/2018	7,500,000	7,309,200
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,033,950
Riverside, MO IDRB, Riverside Horizons Proj., Ser. A, 5.00%, 05/01/2020	1,500,000	1,479,150
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,481,866

		41,621,064

LEASE 7.6%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015 ‡	9,335,000	10,123,626
5.50%, 08/01/2017 ‡	10,390,000	11,177,666
5.50%, 08/01/2018 ‡	5,800,000	6,217,600
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,188,003
Ser. B, 5.25%, 12/01/2011	1,485,000	1,547,058
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,126,600
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,579,925
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,085,930

		39,046,408

MISCELLANEOUS REVENUE 1.0%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,117,450

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 3.0%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	$3,695,000	$3,934,177
Ser. D:
5.50%, 06/01/2020	1,090,000	1,151,814
5.50%, 06/01/2025	3,000,000	3,170,130
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	3,910,000	4,361,605
University of North Carolina Sys. Pool RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	990,000	1,058,627
5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,117,439
5.75%, 10/01/2015, (Insd. by AMBAC)	880,000	941,002

		15,734,794

SALES TAX 0.6%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. I, 5.00%, 07/01/2024, (Insd. by FGIC)	3,040,000	3,126,579

SPECIAL TAX 6.8%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%,
07/01/2018	15,000,000	16,710,000
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	9,300,000	9,409,833
Coralville, IA Urban Renewal Tax Increment RRB, Ser. C, 5.00%, 06/01/2015	1,195,000	1,215,650
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	8,000,000	7,826,640

		35,162,123

TRANSPORTATION 6.8%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	7,150,000	7,946,724
Ser. AA:
5.50%, 07/01/2017	9,480,000	10,601,674
5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	11,140,000
5.50%, 07/01/2020	5,000,000	5,586,750

		35,275,148

WATER & SEWER 2.3%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,499,098
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,095,060
Winston-Salem, NC Water & Sewer Sys. RB:
4.875%, 06/01/2014	3,350,000	3,412,745
Ser. A, 5.00%, 06/01/2019	4,455,000	4,728,671

		11,735,574

Total Municipal Obligations (cost $502,892,845)		509,496,563

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2007

		Shares	Value

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85%	q ø
(cost $10,599,254)		10,599,254	$10,599,254

Total Investments (cost $513,492,099) 100.7%			520,095,817
Other Assets and Liabilities (0.7%)			(3,643,739)

Net Assets 100.0%			$516,452,078

+ Inverse floating rate security

‡ Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2007:

North Carolina	67.3%
Puerto Rico	17.0%
Iowa	2.2%
Minnesota	1.5%
Kansas	1.5%
Texas	1.4%
South Carolina	1.3%
Florida	1.0%
Maryland	1.0%
Michigan	1.0%
Virgin Islands	1.0%
Washington	0.9%
Georgia	0.6%
Missouri	0.3%
Non-state specific	2.0%

100.0%

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2007

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	28.5%
AA	55.4%
A	5.2%
BBB	4.9%
B	0.7%
NR	5.3%

100.0%

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	2.6%
1 to 3 year(s)	1.9%
3 to 5 years	1.9%
5 to 10 years	56.5%
10 to 20 years	32.0%
20 to 30 years	5.0%
Greater than 30 years	0.1%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $502,892,845)	$509,496,563
Investments in affiliated money market fund, at value (cost $10,599,254)	10,599,254

Total investments	520,095,817
Receivable for securities sold	4,553,445
Receivable for Fund shares sold	34,276
Interest receivable	7,120,674
Prepaid expenses and other assets	6,946

Total assets	531,811,158

Liabilities
Dividends payable	1,742,790
Payable for Fund shares redeemed	702,140
Payable for floating-rate notes issued	12,765,000
Interest and fee expense payable	33,042
Advisory fee payable	23,781
Distribution Plan expenses payable	476
Due to other related parties	7,930
Accrued expenses and other liabilities	83,921

Total liabilities	15,359,080

Net assets	$516,452,078

Net assets represented by
Paid-in capital	$515,165,024
Undistributed net investment income	211,057
Accumulated net realized losses on investments	(5,527,721)
Net unrealized gains on investments	6,603,718

Total net assets	$516,452,078

Net assets consists of
Class A	$59,828,428
Class B	6,217,851
Class C	5,733,619
Class I	444,672,180

Total net assets	$516,452,078

Shares outstanding (unlimited number of shares authorized)
Class A	5,983,375
Class B	621,840
Class C	573,409
Class I	44,471,511

Net asset value per share
Class A	$10.00
Class A— Offering price (based on sales charge of 4.75%)	$10.50
Class B	$10.00
Class C	$10.00
Class I	$10.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$26,591,045
Income from affiliate	713,329

Total investment income	27,304,374

Expenses
Advisory fee	2,474,037
Distribution Plan expenses
Class A	190,960
Class B	71,345
Class C	60,945
Administrative services fee	585,939
Transfer agent fees	58,339
Trustees’ fees and expenses	13,491
Printing and postage expenses	35,428
Custodian and accounting fees	186,774
Registration and filing fees	56,121
Professional fees	52,309
Interest and fee expense	531,025
Other	16,016

Total expenses	4,332,729
Less: Expense reductions	(21,996)
Expense reimbursements	(31,827)

Net expenses	4,278,906

Net investment income	23,025,468

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	652,470
Futures contracts	(338,333)

Net realized gains on investments	314,137
Net change in unrealized gains or losses on investments	(16,872,091)

Net realized and unrealized gains or losses on investments	(16,557,954)

Net increase in net assets resulting from operations	$6,467,514

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2007		2006

Operations
Net investment income		$23,025,468		$25,710,052
Net realized gains or losses on
investments		314,137		(2,926,647)
Net change in unrealized gains or losses
on investments		(16,872,091)		(5,010,187)

Net increase in net assets resulting from
operations		6,467,514		17,773,218

Distributions to shareholders from
Net investment income
Class A		(2,375,426)		(2,611,831)
Class B		(212,552)		(282,898)
Class C		(181,804)		(164,502)
Class I		(20,366,230)		(22,650,845)
Net realized gains
Class A		0		(88,425)
Class B		0		(12,901)
Class C		0		(6,679)
Class I		0		(690,427)

Total distributions to shareholders		(23,136,012)		(26,508,508)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	574,402	5,885,343	655,969	6,700,171
Class B	27,386	280,117	32,419	332,248
Class C	191,313	1,969,730	87,713	895,520
Class I	6,125,266	62,798,478	8,187,492	83,980,583

		70,933,668		91,908,522

Net asset value of shares issued in
reinvestment of distributions
Class A	153,734	1,575,232	170,918	1,751,118
Class B	11,695	119,938	16,982	174,043
Class C	10,386	106,398	10,135	103,839
Class I	44,526	455,956	70,615	722,836

		2,257,524		2,751,836

Automatic conversion of Class B shares
to Class A shares
Class A	38,532	396,797	122,934	1,262,225
Class B	(38,532)	(396,797)	(122,934)	(1,262,225)

		0		0

Payment for shares redeemed
Class A	(1,205,285)	(12,317,393)	(1,626,564)	(16,695,166)
Class B	(141,560)	(1,450,334)	(249,029)	(2,553,624)
Class C	(185,701)	(1,905,542)	(74,674)	(763,709)
Class I	(15,597,493)	(159,581,414)	(8,552,292)	(87,557,118)

		(175,254,683)		(107,569,617)

Net decrease in net assets resulting from
capital share transactions		(102,063,491)		(12,909,259)

Total decrease in net assets		(118,731,989)		(21,644,549)
Net assets
Beginning of period		635,184,067		656,828,616

End of period	$ 516,452,078		$ 635,184,067

Undistributed net investment income		$211,057		$205,126

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

20

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

21

NOTES TO FINANCIAL STATEMENTS continued

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$116,475
Accumulated net realized losses on investments	(116,475)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $31,827.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2007, EIS received $4,325 from the sale of Class A shares and $200, $14,680 and $648 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $407,206,551 and $515,773,173, respectively, for the year ended August 31, 2007.

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate		Floating-Rate
Notes Outstanding	Interest Rate	Notes Outstanding

$12,765,000	0.56%	$27,518,892

During the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $531,025.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $514,093,545. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,162,119 and $4,159,847, respectively, with a net unrealized appreciation of $6,002,272.

As of August 31, 2007, the Fund had $3,463,545 in capital loss carryovers for federal income tax purposes with $2,710,397 expiring in 2009 and $753,148 expiring in 2015.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October losses of $1,462,730.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryovers and
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Losses

$211,057	$6,002,272	$4,926,275

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to inverse floating-rate obligations.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$125,192	$101,980
Exempt-Interest Income	23,010,820	25,609,092
Long-term Capital Gain	0	797,436

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended August 31, 2007, the Fund had no borrowings.

24

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

25

NOTES TO FINANCIAL STATEMENTS continued

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen North Carolina Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen North Carolina Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.46% . The percentage of distributions subject to the federal alternative minimum tax and North Carolina state income tax will be reported to shareholders in January 2008.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

567752 rv4 10/2007

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
October 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen South Carolina Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

P E R F O R M A N C E A N D R E T U R N S

Portfolio inception date: 1/3/1994

	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

Average annual return*

1-year with sales charge	-3.45%	-4.17%	-0.32%	N/A

1-year w/o sales charge	1.40%	0.64%	0.64%	1.65%

5-year	2.11%	2.03%	2.38%	3.41%

10-year	3.84%	3.58%	3.94%	4.62%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

L O N G - T E R M G R O W T H

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.40% for the twelve-month period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and South Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return.

Early in the fiscal year, we enjoyed the benefits of a positive environment for municipal bond investing. After much uncertainty surrounding the direction of interest rates and the overall condition of the economy early in 2006, the U.S. Federal Reserve finally paused and left short-term interest rates unchanged, following 17 consecutive rate hikes. Economic data seemed to support the argument that growth was slowing and inflation was under control. This set the stage for a third quarter of 2006 rally that continued into September. At this point, the bond market was in a transitional phase between restrictive and neutral monetary policy. In the fourth quarter of 2006, the long end of the market—securities with maturities of 30 years—performed well as rates trended lower. At the same time, the yield curve flattened by another 14 basis points with yields rising among securities in the front end with shorter maturities and falling in the long end. With the benefits of a persistently expanding economy, credit spreads continued to tighten. This supported the performance of lower-rated municipal securities through the end of 2006 and into the third quarter of 2007, as investors aggressively purchased higher-yielding bonds whenever available. Late in 2006 and continuing through the first two quarters of 2007, our exposure to higher-yielding municipal securities tended to help performance. However, our concentration in the intermediate part of the yield curve tended to hold back performance during these months, as the long-end of the municipal market performed well.

The fiscal year was marked by extraordinary volatility in the municipal bond market. For much of 2007, the municipal bond market was periodically overwhelmed with new issue supply, causing yields to rise and prices to fall when new issuance was high. Typically, the market recovered during months of light issuance. The early part of the year was particularly susceptible to this phenomenon and injected a great deal of volatility into the municipal market, affecting both high-grade bonds and higher-yielding, lower-rated bonds. Spreads—or yield advantages—temporarily widened at the peak of new issuance, leading to underperformance by higher-yielding bonds, only to recover to previous levels as volatility subsided.

Over the full fiscal year, our increased exposure to lower-rated, higher-yielding bonds tended to hold back results relative to the LBMBI, although we believed many of the higher-yielding bonds in our portfolio represented good investment value versus higher-rated securities by the end of the twelve-month period. We purchased many of these new issues to increase income and total return for the fund. However, increased volatility among higher-yielding securities was an early consequence of emerging problems in the subprime mortgage market, whose effects on the economy were not fully apparent at first. The impact that the subprime mortgage problems would have on the worldwide capital markets caught most market participants off guard. However, by August 2007, the full brunt of the subprime mortgage meltdown was underway. While municipal bonds did not have direct exposure to these mortgages, they were indirectly affected as all markets began to reassess risk premiums. For municipals, this meant that higher-yielding, lower-rated bonds were repriced to more accurately reflect relative value. This was all happening while a worldwide liquidity crunch was underway, to which municipals were not immune. Despite regaining some of their lost value near the end of the period, higher-yielding bonds traded off sharply and spreads widened as liquidity dried up. At the end of the fiscal year, the average credit rating of fund holdings was AA, approximately 5% of fund net assets were invested in non-rated or below-investment grade debt and duration—or sensitivity to interest rate changes—was 5.51 years. During the fiscal year, our duration had been longer at certain points, which hurt performance as timing and yield curve positioning were out of sync.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$988.61	$ 4.36
Class B	$ 1,000.00	$984.88	$ 8.10
Class C	$ 1,000.00	$984.88	$ 8.10
Class I	$ 1,000.00	$989.86	$ 3.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.82	$ 4.43
Class B	$ 1,000.00	$ 1,017.04	$ 8.24
Class C	$ 1,000.00	$ 1,017.04	$ 8.24
Class I	$ 1,000.00	$ 1,022.08	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

F I N A N C I A L H I G H L I G H T S

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Income from investment operations
Net investment income (loss)	0.39	0.40	0.40	0.38	0.39
Net realized and unrealized gains or losses on investments	(0.25)	(0.16)	(0.01)	0.20	(0.14)
Total from investment operations	0.14	0.24	0.39	0.58	0.25

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.40)	(0.38)	(0.39)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)
Total distributions to shareholders	(0.53)	(0.43)	(0.43)	(0.40)	(0.40)

Net asset value, end of period	$ 9.77	$ 10.16	$ 10.35	$ 10.39	$ 10.21

Total return[1]	1.40%	2.41%	3.74%	5.67%	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,890	$50,520	$55,443	$58,715	$71,653
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.85%	0.87%	0.89%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.91%	0.90%	0.89%	0.89%	0.88%
Net investment income (loss)	3.91%	3.98%	3.83%	3.61%	3.74%
Portfolio turnover rate	19%	61%	33%	37%	42%

1 Excluding applicable sales charges

See Notes to Financial Statements

F I N A N C I A L H I G H L I G H T S

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.16	$10.35	$ 10.39	$ 10.21	$ 10.36

Income from investment operations
Net investment income (loss)	0.32	0.33	0.32	0.30	0.31
Net realized and unrealized gains or losses on investments	(0.25)	(0.16)	(0.01)	0.20	(0.14)
Total from investment operations	0.07	0.17	0.31	0.50	0.17

Distributions to shareholders from
Net investment income	(0.32)	(0.33)	(0.32)	(0.30)	(0.31)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)
Total distributions to shareholders	(0.46)	(0.36)	(0.35)	(0.32)	(0.32)

Net asset value, end of period	$ 9.77	$10.16	$ 10.35	$ 10.39	$ 10.21

Total return[1]	0.64%	1.69%	3.02%	4.93%	1.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,448	$8,829	$10,669	$12,106	$13,077
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.60%	1.59%	1.60%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	3.16%	3.23%	3.11%	2.91%	2.99%
Portfolio turnover rate	19%	61%	33%	37%	42%

1 Excluding applicable sales charges

See Notes to Financial Statements

F I N A N C I A L H I G H L I G H T S

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.16	$10.35	$10.39	$10.21	$10.36

Income from investment operations
Net investment income (loss)	0.32	0.33	0.32	0.30	0.31
Net realized and unrealized gains or losses on investments	(0.25)	(0.16)	(0.01)	0.20	(0.14)
Total from investment operations	0.07	0.17	0.31	0.50	0.17

Distributions to shareholders from
Net investment income	(0.32)	(0.33)	(0.32)	(0.30)	(0.31)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)
Total distributions to shareholders	(0.46)	(0.36)	(0.35)	(0.32)	(0.32)

Net asset value, end of period	$ 9.77	$10.16	$10.35	$10.39	$10.21

Total return[1]	0.64%	1.69%	3.02%	4.93%	1.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,317	$6,327	$6,680	$7,061	$7,028
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.60%	1.59%	1.59%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.60%	1.59%	1.59%	1.59%
Net investment income (loss)	3.16%	3.23%	3.11%	2.91%	2.96%
Portfolio turnover rate	19%	61%	33%	37%	42%

1 Excluding applicable sales charges

See Notes to Financial Statements

F I N A N C I A L H I G H L I G H T S

(For a share outstanding throughout each period)

		Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.16	$ 10.35	$ 10.39	$ 10.21	$ 10.36

Income from investment operations
Net investment income (loss)	0.41	0.43	0.42	0.41	0.42
Net realized and unrealized gains or losses on investments	(0.24)	(0.16)	0	0.20	(0.14)
Total from investment operations	0.17	0.27	0.42	0.61	0.28

Distributions to shareholders from
Net investment income	(0.42)	(0.43)	(0.43)	(0.41)	(0.42)
Net realized gains	(0.14)	(0.03)	(0.03)	(0.02)	(0.01)
Total distributions to shareholders	(0.56)	(0.46)	(0.46)	(0.43)	(0.43)

Net asset value, end of period	$ 9.77	$ 10.16	$ 10.35	$ 10.39	$ 10.21

Total return	1.65%	2.71%	4.05%	5.98%	2.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$231,917	$288,926	$293,573	$309,708	$328,574
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.60%	0.59%	0.59%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.60%	0.59%	0.59%	0.60%
Net investment income (loss)	4.16%	4.23%	4.10%	3.91%	4.01%
Portfolio turnover rate	19%	61%	33%	37%	42%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 100.6%
AIRPORT 1.6%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$306,276
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A, 5.75%, 10/01/2017	4,000,000	4,253,160

		4,559,436

COMMUNITY DEVELOPMENT DISTRICT 1.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	762,233
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,500,000	1,370,310
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,556,826

		3,689,369

CONTINUING CARE RETIREMENT COMMUNITY 3.2%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	835,000	864,626
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury,
5.00%, 10/01/2035	3,000,000	2,676,720
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes,
Ser. C, 5.40%, 12/01/2033	600,000	549,402
South Carolina Jobs EDA Hlth. Care Facs. RRB, First Mtge. Lutheran Homes:
5.00%, 05/01/2016	1,245,000	1,194,167
5.375%, 05/01/2021	1,650,000	1,572,780
5.50%, 05/01/2028	1,100,000	1,030,304
Suffolk, VA IDA Retirement Facs. RRB, Lake Prince Ctr.:
4.70%, 09/01/2012	700,000	688,534
5.15%, 09/01/2024	725,000	671,538

		9,248,071

EDUCATION 25.8%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2026	10,580,000	10,767,478
5.25%, 12/01/2025 ‡	10,000,000	10,547,350
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	565,121
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RB, 5.00%,
12/01/2030	8,530,000	8,379,702
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy
Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,020,240
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow, 5.25%, 12/01/2021	1,000,000	1,039,290
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,613,425
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,488,297
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	7,768,320
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purchase RB:
5.25%, 12/01/2024	3,000,000	3,027,750
5.25%, 12/01/2030	3,500,000	3,495,030

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty.
Sch. Dist. No. 1:
5.00%, 12/01/2027	$3,320,000	$3,368,870
5.25%, 12/01/2024	2,110,000	2,169,544
5.25%, 12/01/2026	2,340,000	2,399,647
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj.:
5.00%, 12/01/2030	2,000,000	1,909,900
5.25%, 12/01/2017	1,000,000	1,032,350
5.25%, 12/01/2024	1,855,000	1,864,702
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,256,533
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,384,461
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,517,582

		75,615,592

ELECTRIC REVENUE 6.3%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2022	2,000,000	2,046,680
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,638,675
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,110,940
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,013,790
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,426,122
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,735,221
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,496,531

		18,467,959

GENERAL OBLIGATION - LOCAL 10.1%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,277,460
6.00%, 03/01/2016	1,325,000	1,410,529
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,333,423
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,025,710
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,193,779
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,669,296
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,695,584
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,187,989
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,492,103
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,029,363
5.50%, 04/01/2025	2,700,000	2,845,908
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	557,936
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South
Carolina State Dept. of Ed.)	1,665,000	1,727,704

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	$1,000,000	$1,050,980
5.375%, 04/01/2020	1,005,000	1,056,235

		29,553,999

GENERAL OBLIGATION - STATE 0.4%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,098,750

HOSPITAL 16.0%
Denver, CO Hlth. & Hosp. Auth. RRB, Ser. A, 5.00%, 12/01/2018	3,000,000	2,944,140
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,310,375
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,648,183
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.00%, 11/01/2023	2,000,000	2,004,600
5.50%, 05/01/2024	2,085,000	2,280,344
6.00%, 11/01/2018	6,650,000	7,423,927
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,014,180
Ser. B, 5.625%, 01/01/2020	1,000,000	1,009,430
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,079,000
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,009,125
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	5,915,000	6,105,995
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	1,265,000	1,243,710
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%, 10/01/2015	620,000	606,676
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	273,803
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,087,139
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,680,704
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,597,050
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,003,240
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,092,898
5.50%, 04/15/2017, (Insd. by FSA)	500,000	524,670

		46,939,189

HOUSING 2.5%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,463,515
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	240,000	243,009
6.35%, 07/01/2025, (Insd. by FHA)	195,000	195,302
6.55%, 07/01/2015	15,000	15,316
Ser. A-2, 5.30%, 07/01/2023	3,500,000	3,539,865
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	670,000	679,320
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,074,370

		7,210,697

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	$2,000,000	$2,048,640
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	752,295
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	1,910,643
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,016,000
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A:
4.60%, 09/01/2012	1,000,000	1,001,420
6.10%, 04/01/2023	325,000	336,102

		10,065,100

PRE-REFUNDED 13.5%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%,
05/01/2017	400,000	472,644
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow:
5.875%, 12/01/2016	9,000,000	9,986,310
5.875%, 12/01/2017	2,000,000	2,219,180
5.875%, 12/01/2018	1,000,000	1,109,590
6.00%, 12/01/2020	5,000,000	5,577,500
6.00%, 12/01/2021	1,000,000	1,115,500
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,072,860
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,247,175
6.375%, 08/15/2027	1,500,000	1,680,855
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	751,517
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,188,042
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	256,179
6.75%, 01/01/2019, (Insd. by FGIC)	290,000	349,418
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	333,161
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,201,090
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010,
(Insd. by FGIC)	1,975,000	2,038,180

		39,599,201

PUBLIC FACILITIES 1.2%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd.
by MBIA)	3,495,000	3,660,383

RESOURCE RECOVERY 1.6%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,049,650
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,543,995

		4,593,645

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 2.6%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	$1,000,000	$1,073,320
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	528,050
6.00%, 04/01/2015	1,000,000	1,054,460
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	1,500,000	1,369,920
5.30%, 11/01/2035	2,500,000	2,229,575
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,515,150

		7,770,475

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C,
5.875%, 09/01/2007	250,000	250,000

TRANSPORTATION 3.5%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,003,280
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,195,320
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,054,480

		10,253,080

UTILITY 0.4%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,146,116

WATER & SEWER 7.1%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,727,289
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,819,260
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	761,720
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,590,245
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,822,697
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,149,055
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	527,660
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by
MBIA)	3,750,000	4,007,850
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,259,888

		20,665,664

Total Municipal Obligations (cost $289,640,740)		294,386,726

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $2,387,975)	2,387,975	$2,387,975

Total Investments (cost $292,028,715) 101.4%		296,774,701
Other Assets and Liabilities (1.4%)		(4,202,140)

Net Assets 100.0%		$292,572,561

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	IDRB	Industrial Development Revenue Bond
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Authority	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MHRRB	Multifamily Housing Refunding Revenue Bond
EDA	Economic Development Authority	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SFHRRB	Single Family Housing Refunding Revenue Bond
GO	General Obligation	TRAN	Tax Revenue Anticipation Note
IDA	Industrial Development Authority

The following table shows the percent of total investments by geographic location as of August 31, 2007:

South Carolina	88.9%
Virginia	2.9%
Puerto Rico	2.1%
District of Columbia	1.4%
Colorado	1.0%
Virgin Islands	0.9%
Florida	0.7%
Nevada	0.5%
Georgia	0.3%
Maryland	0.3%
North Carolina	0.2%
Non-state specific	0.8%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	47.8%
AA	19.2%
A	15.4%
BBB	12.8%
NR	4.8%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued August 31, 2007

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	0.9%
1 to 3 year(s)	11.6%
3 to 5 years	14.0%
5 to 10 years	26.2%
10 to 20 years	36.5%
20 to 30 years	9.8%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $289,640,740)	$294,386,726
Investments in affiliated money market fund, at value (cost $2,387,975)	2,387,975

Total investments	296,774,701
Receivable for Fund shares sold	98,593
Interest receivable	3,911,239
Prepaid expenses and other assets	13,100

Total assets	300,797,633

Liabilities
Dividends payable	1,015,094
Payable for securities purchased	4,500,639
Payable for floating-rate notes issued	2,500,000
Payable for Fund shares redeemed	145,616
Advisory fee payable	13,505
Distribution Plan expenses payable	751
Due to other related parties	4,001
Accrued expenses and other liabilities	45,466

Total liabilities	8,225,072

Net assets	$292,572,561

Net assets represented by
Paid-in capital	$288,925,249
Overdistributed net investment income	(203,562)
Accumulated net realized losses on investments	(895,112)
Net unrealized gains on investments	4,745,986

Total net assets	$292,572,561

Net assets consists of
Class A	$47,890,170
Class B	7,448,007
Class C	5,316,886
Class I	231,917,498

Total net assets	$292,572,561

Shares outstanding (unlimited number of shares authorized)
Class A	4,903,129
Class B	762,521
Class C	544,335
Class I	23,744,084

Net asset value per share
Class A	$9.77
Class A — Offering price (based on sales charge of 4.75%)	$10.26
Class B	$9.77
Class C	$9.77
Class I	$9.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$15,917,813
Income from affiliate	37,832

Total investment income	15,955,645

Expenses
Advisory fee	1,405,693
Distribution Plan expenses
Class A	148,625
Class B	83,003
Class C	59,556
Administrative services fee	332,915
Transfer agent fees	44,572
Trustees’ fees and expenses	5,112
Printing and postage expenses	28,276
Custodian and accounting fees	105,397
Registration and filing fees	56,765

Professional fees	32,123
Interest and fee expense	27,668
Other	12,791

Total expenses	2,342,496
Less: Expense reductions	(8,605)
Expense reimbursements	(24,771)

Net expenses	2,309,120

Net investment income	13,646,525

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	490,069
Futures contracts	(191,295)

Net realized gains on investments	298,774
Net change in unrealized gains or losses on investments	(8,159,035)

Net realized and unrealized gains or losses on investments	(7,860,261)

Net increase in net assets resulting from operations	$5,786,264

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended August 31,

	2007		2006

Operations
Net investment income		$13,646,525		$14,784,786
Net realized gains on investments		298,774		3,994,172
Net change in unrealized gains or losses
on investments		(8,159,035)		(9,968,535)

Net increase in net assets resulting from
operations		5,786,264		8,810,423

Distributions to shareholders from
Net investment income
Class A		(1,935,680)		(2,088,617)
Class B		(261,688)		(315,682)
Class C		(187,773)		(215,903)
Class I		(11,245,280)		(12,194,913)
Net realized gains
Class A		(694,541)		(160,170)
Class B		(120,648)		(30,170)
Class C		(84,493)		(19,193)
Class I		(3,982,045)		(832,283)

Total distributions to shareholders		(18,512,148)		(15,856,931)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	513,392	5,126,017	450,361	4,552,835
Class B	14,267	142,963	53,362	543,727
Class C	39,322	395,433	137,055	1,391,940
Class I	3,699,124	37,119,525	4,988,888	50,623,898

		42,783,938		57,112,400

Net asset value of shares issued in
reinvestment of distributions
Class A	155,509	1,559,957	128,409	1,301,704
Class B	23,582	236,768	20,071	203,507
Class C	20,952	210,200	14,620	148,161
Class I	210,606	2,122,162	87,985	891,797

		4,129,087		2,545,169

Automatic conversion of Class B shares
to Class A shares
Class A	27,772	278,563	60,846	616,509
Class B	(27,772)	(278,563)	(60,846)	(616,509)

		0		0

Payment for shares redeemed
Class A	(767,019)	(7,673,599)	(1,020,405)	(10,346,329)
Class B	(116,776)	(1,168,432)	(173,727)	(1,761,199)
Class C	(138,825)	(1,391,408)	(173,885)	(1,750,444)
Class I	(8,609,866)	(85,983,409)	(4,984,840)	(50,515,147)

		(96,216,848)		(64,373,119)

Net decrease in net assets resulting from
capital share transactions		(49,303,823)		(4,715,550)

Total decrease in net assets		(62,029,707)		(11,762,058)
Net assets
Beginning of period		354,602,268		366,364,326

End of period	$ 292,572,561		$ 354,602,268

Overdistributed net investment income		$(203,562)		$(220,806)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

NOTES TO FINANCIAL STATEMENTS continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

NOTES TO FINANCIAL STATEMENTS continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2007, the following amounts were reclassified.

Overdistributed net investment income	$ 1,140
Accumulated net realized losses on investments	(1,140)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $24,771.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended August 31, 2007, EIS received $6,327 from the sale of Class A shares and $13,769 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $63,598,261 and $112,952,181, respectively, for the year ended August 31, 2007.

At August 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate Notes		Floating-Rate Notes
Outstanding	Interest Rate	Outstanding

$2,500,000	1.15%	$10,547,350

During the year ended August 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $24,970.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $292,272,996. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,938,279 and $3,436,574, respectively, with a net unrealized appreciation of $4,501,705.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October losses of $680,595.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Losses

$173,798	$4,501,705	$680,595

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$ 65,086	$ 99,424

Exempt-Interest Income	13,568,466	14,715,691
Long-term Capital Gain	4,878,596	1,041,816

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the year ended August 31, 2007, the Fund had average borrowings outstanding of $46,191 at an average rate of 5.84% and paid interest of $2,698.

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

NOTES TO FINANCIAL STATEMENTS continued

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen South Carolina Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen South Carolina Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $4,878,596 for the fiscal year ended August 31, 2007.

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.55% . The percentage of distributions subject to the federal alternative minimum tax and South Carolina state income tax will be reported to shareholders in January 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567753 rv4 10/2007

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Annual Report
as of August 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
October 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Virginia Municipal Bond Fund for the twelve-month period ended August 31, 2007.

Municipal bond investments produced modest returns for the twelve-month period — a period in which both the taxable and tax-exempt bond markets encountered increasing volatility. Much of the market turbulence emanated from concerns that problems in the subprime mortgage industry might be an early signal of a possible wider erosion of credit quality that could undermine the economic expansion. The fiscal year began with a positive environment that supported the performance of longer-maturity bonds — both high grade and high yield. However, the supportive backdrop changed early in 2007 as concerns grew about weakness in the housing industry and the developing subprime mortgage problems. Moreover, municipal bond values also were hurt periodically as large issuances of new bonds threatened to overwhelm demand. The volatility persisted through the end of the fiscal year, with municipal securities appearing to struggle in July and August, the final two months of the fiscal year.

Despite weakness in the housing industry, the related problems in subprime mortgages and a disappointing employment report in August, the domestic economy showed healthy growth over the twelve-month period. Rising personal consumption and business investment, combined with brisk government spending and strong exports, led to better-than-expected Gross Domestic Product (“GDP”) growth. After rising by 3.3% in 2006, GDP growth slowed to a 0.6% pace in the first quarter of 2007. The pace of expansion then reaccelerated to a rate of 3.8% in the second quarter of 2007 before

1

LETTER TO SHAREHOLDERS continued

exhibiting signs of a moderation in the beginning of the third quarter. The economy produced strong employment gains throughout virtually the entire period, although the U.S. Department of Labor reported that total employment fell in August 2007. Over the twelve-month period, the Federal Reserve Board (the “Fed”) kept the fed funds rate — a key short-term interest rate — unchanged at 5.25% . However, as concerns grew about the health of the economy, the Fed acted in August 2007, injecting liquidity into the financial system by cutting the discount rate — the rate at which the Fed lends to banks — by half a percentage point, in an effort to improve liquidity in financial markets throughout the world.

In this environment, the management teams of Evergreen’s state municipal bond funds maintained a disciplined strategy, seeking both total return and yield, while assessing interest rate and credit trends and the supply and demand forces affecting the tax-exempt market in each state.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of August 31, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS
Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

Average annual return*

1-year with sales charge	-4.49%	-5.24%	-1.43%	N/A

1-year w/o sales charge	0.27%	-0.48%	-0.48%	0.52%

5-year	1.74%	1.65%	2.00%	3.02%

10-year	3.77%	3.51%	3.87%	4.55%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.27% for the twelvemonth period ended August 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 2.30% .

The fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Virginia state income tax, as part of a long-term strategy of achieving tax-advantaged total return.

Early in the fiscal year, we enjoyed the benefits of a positive environment for municipal bond investing. After much uncertainty surrounding the direction of interest rates and the overall condition of the economy early in 2006, the U.S. Federal Reserve finally paused and left short-term interest rates unchanged, following 17 consecutive rate hikes. Economic data seemed to support the argument that growth was slowing and inflation was under control. This set the stage for a third quarter of 2006 rally that continued into September. At this point, the bond market was in a transition phase between restrictive and neutral monetary policy. In the fourth quarter of 2006, the long end of the market-securities with maturities of 30 years—performed well as rates trended lower. At the same time, the yield curve flattened by another 14 basis points with yields rising among securities in the front end with shorter maturities and falling in the long end. With the benefits of a persistently expanding economy, credit spreads continued to tighten. This supported the performance of lower-rated municipal securities through the end of 2006 and into the third quarter of 2007, as investors aggressively purchased higher-yielding bonds whenever available. Late in 2006 and continuing through the first two quarters of 2007, our exposure to higher-yielding municipal securities tended to help performance. However, our concentration in the intermediate part of the yield curve tended to hold back performance during these months, as the long-end of the municipal market performed well.

The fiscal year was marked by extraordinary volatility in the municipal bond market. For much of 2007, the municipal bond market was periodically overwhelmed with new issue supply, causing yields to rise and prices to fall when new issuance was high. Typically, the market recovered during months of light issuance. The early part of the year was particularly susceptible to this phenomenon and injected a great deal of volatility into the municipal market, affecting both high-grade bonds and higher-yielding, lower-rated bonds. Spreads—or yield advantages—temporarily widened at the peak of new issuance, leading to underperformance by higher-yielding bonds, only to recover to previous levels as volatility subsided.

Over the full fiscal year, our increased exposure to lower-rated, higher-yielding bonds tended to hold back results relative to the LBMBI, although we believed many of the higher-yielding bonds in our portfolio represented good investment value versus higher-rated securities by the end of the twelve-month period. We purchased many of these new issues to increase income and total return for the fund. However, increased volatility among higher-yielding securities was an early consequence of emerging problems in the subprime mortgage market, whose effects on the economy were not fully apparent at first. The impact that the subprime mortgage problems would have on the worldwide capital markets caught most market participants off guard. However, by August 2007, the full brunt of the subprime mortgage meltdown was underway. While municipal bonds did not have direct exposure to these mortgages, they were indirectly affected as all markets began to reassess risk premiums. For municipals, this meant that higher-yielding, lower-rated bonds were repriced to more accurately reflect relative value. This was all happening while a worldwide liquidity crunch was underway, to which municipals were not immune. Despite regaining some of their lost value near the end of the period, higher-yielding bonds traded off sharply and spreads widened as liquidity dried up. At the end of the fiscal year, average credit quality of fund holdings was A+, approximately 15.45% of net assets were invested in non-rated or below-investment grade securities and the fund’s duration—or sensitivity to interest rate changes—was 5.03 years. During the fiscal year, our duration had been longer at certain points, which hurt performance as timing and yield curve positioning were out of sync.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of August 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	3/1/2007	8/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 977.68	$ 4.44
Class B	$ 1,000.00	$ 973.99	$ 8.16
Class C	$ 1,000.00	$ 973.99	$ 8.16
Class I	$ 1,000.00	$ 978.91	$ 3.19
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,016.94	$ 8.34
Class C	$ 1,000.00	$ 1,016.94	$ 8.34
Class I	$ 1,000.00	$ 1,021.98	$ 3.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C and 0.64% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.39	0.41	0.41	0.40	0.41
Net realized and unrealized gains or losses on investments	(0.35)	(0.14)	(0.09)	0.14	(0.17)

Total from investment operations	0.04	0.27	0.32	0.54	0.24

Distributions to shareholders from
Net investment income	(0.39)	(0.40)	(0.41)	(0.40)	(0.41)
Net realized gains	(0.13)	0	0	0	0

Total distributions to shareholders	(0.52)	(0.40)	(0.41)	(0.40)	(0.41)

Net asset value, end of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return[1]	0.27%	2.72%	3.09%	5.31%	2.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,296	$63,613	$68,171	$71,898	$76,374
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.88%	0.90%	0.92%	0.89%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.93%	0.92%	0.92%	0.89%
Net investment income (loss)	3.82%	3.98%	3.91%	3.82%	3.92%
Portfolio turnover rate	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.31	0.33	0.33	0.33	0.34
Net realized and unrealized gains or losses on investments	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	(0.04)	0.20	0.24	0.47	0.17

Distributions to shareholders from
Net investment income	(0.31)	(0.33)	(0.33)	(0.33)	(0.34)
Net realized gains	(0.13)	0	0	0	0

Total distributions to shareholders	(0.44)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return[1]	(0.48%)	2.00%	2.37%	4.57%	1.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,873	$13,476	$19,173	$21,836	$26,841
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.62%	1.62%	1.62%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.63%	1.62%	1.62%	1.62%	1.62%
Net investment income (loss)	3.07%	3.24%	3.19%	3.14%	3.18%
Portfolio turnover rate	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.23	$10.36	$10.45	$10.31	$10.48

Income from investment operations
Net investment income (loss)	0.31	0.33	0.33	0.33	0.34
Net realized and unrealized gains or losses on investments	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	(0.04)	0.20	0.24	0.47	0.17

Distributions to shareholders from
Net investment income	(0.31)	(0.33)	(0.33)	(0.33)	(0.34)
Net realized gains	(0.13)	0	0	0	0

Total distributions to shareholders	(0.44)	(0.33)	(0.33)	(0.33)	(0.34)

Net asset value, end of period	$ 9.75	$10.23	$10.36	$10.45	$10.31

Total return[1]	(0.48%)	2.00%	2.37%	4.57%	1.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,048	$2,197	$3,091	$4,021	$5,079
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.63%	1.62%	1.62%	1.62%
Expenses excluding waivers/reimbursements and expense reductions	1.64%	1.63%	1.62%	1.62%	1.62%
Net investment income (loss)	3.07%	3.24%	3.19%	3.13%	3.14%
Portfolio turnover rate	49%	65%	23%	23%	26%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Year Ended August 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.23	$ 10.36	$ 10.45	$ 10.31	$ 10.48

Income from investment operations
Net investment income (loss)	0.41	0.43	0.44[1]	0.43	0.44
Net realized and unrealized gains or losses on investments	(0.35)	(0.13)	(0.09)	0.14	(0.17)

Total from investment operations	0.06	0.30	0.35	0.57	0.27

Distributions to shareholders from
Net investment income	(0.41)	(0.43)	(0.44)	(0.43)	(0.44)
Net realized gains	(0.13)	0	0	0	0

Total distributions to shareholders	(0.54)	(0.43)	(0.44)	(0.43)	(0.44)

Net asset value, end of period	$ 9.75	$ 10.23	$ 10.36	$ 10.45	$ 10.31

Total return	0.52%	3.02%	3.40%	5.62%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$142,243	$174,034	$187,243	$201,136	$209,094
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%	0.62%	0.62%	0.62%	0.62%
Expenses excluding waivers/reimbursements and expense reductions	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.06%	4.23%	4.19%	4.12%	4.19%
Portfolio turnover rate	49%	65%	23%	23%	26%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 5.6%
Capital Region Virginia Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$ 2,665,000	$ 2,732,531
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.75%, 10/01/2017	1,860,000	1,977,720
5.75%, 10/01/2018	6,680,000	7,102,777

		11,813,028

COMMUNITY DEVELOPMENT DISTRICT 3.9%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,190,000	6,315,843
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	499,000	509,384
6.625%, 07/01/2025	500,000	508,155
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	913,540

		8,246,922

CONTINUING CARE RETIREMENT COMMUNITY 13.2%
Albemarle Cnty., VA IDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 01/01/2024	1,000,000	915,210
5.00%, 01/01/2031	1,000,000	883,200
Fairfax Cnty., VA EDA Residential Care Facs. RB, Goodwin House, Inc.:
5.00%, 10/01/2022	1,000,000	950,130
5.00%, 10/01/2027	1,000,000	922,480
5.125%, 10/01/2037	3,000,000	2,717,160
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien,
Ser. A, 6.90%, 07/01/2019	840,000	869,803
Henrico Cnty., VA EDA Residential Care Facs. RB, Virginia Baptist Homes,
Ser. A, 4.50%, 07/01/2010	1,000,000	987,140
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 10/01/2027	1,450,000	1,337,596
5.00%, 10/01/2035	5,250,000	4,684,260
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj.,
Ser. B, 5.00%, 08/01/2028	5,000,000	4,987,650
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 5.00%, 01/01/2017	1,000,000	968,050
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes,
Ser. C, 5.40%, 12/01/2033	700,000	640,969
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge.
Westminster Lake:
4.75%, 01/01/2016	500,000	476,130
5.125%, 01/01/2026	2,500,000	2,297,625
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr.:
4.75%, 09/01/2013	500,000	490,875
5.15%, 09/01/2024	725,000	671,538
5.30%, 09/01/2031	3,155,000	2,868,558

		27,668,374

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

August 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 7.4%
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	$ 1,470,000	$ 1,504,457
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,807,330
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,170,292
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	3,115,000	3,391,830
Virginia Pub. Sch. Auth. RB, Sch. Fin. Auth., Ser. A:
5.00%, 08/01/2013	1,250,000	1,315,975
5.25%, 08/01/2017	3,000,000	3,291,000

		15,480,884

ELECTRIC REVENUE 2.4%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2023	5,000,000	5,100,900

GENERAL OBLIGATION - LOCAL 5.3%
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,210,468
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	818,362
Newport News, VA GO, Ser. A, 5.00%, 02/01/2024	1,000,000	1,038,220
Portsmouth, VA Pub. Impt. Refunding GO:
Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	420,283
Ser. B, 5.00%, 04/01/2022, (Insd. by MBIA)	1,000,000	1,039,600
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,127,460
5.50%, 01/15/2017, (Insd. by FSA)	500,000	531,375
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,168,585
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,667,710

		11,022,063

GENERAL OBLIGATION - STATE 0.6%
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,355,796

HOSPITAL 13.3%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2011	1,410,000	1,477,751
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	947,880
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,022,900
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,623,451
5.50%, 07/01/2018	3,670,000	3,848,692
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,540,875
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,275,800
Virginia Small Business Funding Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A:
5.125%, 09/01/2022	1,000,000	984,080
5.25%, 09/01/2027	1,500,000	1,465,515
Winchester, VA IDA RB, Valley Hlth. Sys., 5.00%, 01/01/2026	10,680,000	10,758,498

		27,945,442

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

August 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.6%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	$ 1,865,000	$ 1,936,168
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016,
(Insd. by FHA)	500,000	505,610
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	507,070
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,012,870
Ser. C, 7.00%, 07/01/2029	1,530,000	1,559,269
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,018,020
Ser. I, 5.45%, 05/01/2018	500,000	511,560
Ser. O, 6.05%, 11/01/2017	500,000	506,290

		7,556,857

INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.35%, 05/01/2039, (Gtd.
by Cinergy Corp.)	3,000,000	3,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A:
4.25%, 09/01/2030	5,000,000	4,955,250
4.35%, 03/01/2031	4,000,000	4,016,000
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,096,500
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%,
07/01/2022	2,000,000	1,834,080
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,011,140

		16,912,970

LEASE 12.2%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%,
06/01/2019	1,000,000	1,042,710
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,069,650
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,198,008
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,368,288
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,190,560
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,536,980
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024	5,680,000	5,847,446
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,122,415
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj., 5.25%,
02/01/2018	1,175,000	1,265,745
Riverside, VA Regl. Jail Auth. Facs. RB, 4.25%, 07/01/2010	6,000,000	6,045,000
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,540,708
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,292,069

		25,519,579

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

August 31, 2007	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 6.6%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	$ 2,655,000	$ 2,821,787
5.50%, 07/01/2015	680,000	728,736
5.50%, 07/01/2017	1,425,000	1,527,130
5.50%, 07/01/2018	1,000,000	1,071,670
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,550,000	1,611,070
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,127,900
Commonwealth of Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020,
(Insd. by MBIA)	500,000	533,515
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%,
08/15/2027	1,500,000	1,680,855
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,340,413
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,370,155

		13,813,231

PUBLIC FACILITIES 0.5%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,021,140

RESOURCE RECOVERY 1.9%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,888,524

SPECIAL TAX 4.3%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	2,785,000	2,538,834
Ser. B, 5.45%, 03/01/2036	2,670,000	2,467,240
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,024,540
5.50%, 10/01/2018	2,000,000	2,020,200
5.50%, 10/01/2022	1,000,000	1,004,160

		9,054,974

TRANSPORTATION 3.3%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions
Proj., 5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,027,240
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,631,516
Virginia Port Auth. RB, Commonwealth Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,162,360

		6,821,116

WATER & SEWER 6.4%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%,
07/15/2011	320,000	320,224
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,277
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	12,500,000	12,916,375

		13,366,876

Total Municipal Obligations (cost $206,442,768)		206,588,676

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

August 31, 2007
	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.85% q ø
(cost $11,811,970)	11,811,970	$ 11,811,970

Total Investments (cost $218,254,738) 104.3%		218,400,646
Other Assets and Liabilities (4.3%)		(8,940,308)

Net Assets 100.0%		$ 209,460,338

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	LOC	Letter of Credit
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FHA	Federal Housing Authority	MHRB	Multifamily Housing Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RHA	Residential Housing Authority
GO	General Obligation	RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2007:

Virginia	78.4%
District of Columbia	4.2%
Puerto Rico	3.2%
Virgin Islands	2.7%
South Carolina	1.5%
Texas	1.4%
Maryland	0.9%
Minnesota	0.7%
Florida	0.5%
Delaware	0.4%
Nevada	0.4%
Georgia	0.4%
Non-state specific	5.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of August 31, 2007 (unaudited):

AAA	42.5%
AA	17.5%
A	8.3%
BBB	16.9%
NR	14.8%

100.0%

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

August 31, 2007

The following table shows the percent of total investments based on effective maturity as of August 31, 2007 (unaudited):

Less than 1 year	7.5%
1 to 3 year(s)	11.3%
3 to 5 years	8.1%
5 to 10 years	16.8%
10 to 20 years	44.9%
20 to 30 years	10.1%
Greater than 30 years	1.3%

100.0%

See Notes to Financial Statements
16

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

Assets
Investments in securities, at value (cost $206,442,768)	$ 206,588,676
Investments in affiliated money market fund, at value (cost $11,811,970)	11,811,970

Total investments	218,400,646
Receivable for Fund shares sold	41,972
Interest receivable	2,677,652
Prepaid expenses and other assets	8,134

Total assets	221,128,404

Liabilities
Dividends payable	646,004
Payable for securities purchased	10,696,661
Payable for Fund shares redeemed	273,228
Due to custodian bank	171
Advisory fee payable	9,644
Distribution Plan expenses payable	542
Due to other related parties	2,912
Accrued expenses and other liabilities	38,904

Total liabilities	11,668,066

Net assets	$ 209,460,338

Net assets represented by
Paid-in capital	$ 210,596,036
Overdistributed net investment income	(226,561)
Accumulated net realized losses on investments	(1,055,045)
Net unrealized gains on investments	145,908

Total net assets	$ 209,460,338

Net assets consists of
Class A	$ 55,295,625
Class B	9,872,815
Class C	2,048,477
Class I	142,243,421

Total net assets	$ 209,460,338

Shares outstanding (unlimited number of shares authorized)
Class A	5,670,984
Class B	1,012,525
Class C	210,087
Class I	14,588,351

Net asset value per share
Class A	$ 9.75
Class A — Offering price (based on sales charge of 4.75%)	$ 10.24
Class B	$ 9.75
Class C	$ 9.75
Class I	$ 9.75

See Notes to Financial Statements
17

STATEMENT OF OPERATIONS

Year Ended August 31, 2007

Investment income
Interest	$ 11,017,692
Income from affiliate	62,784

Total investment income	11,080,476

Expenses
Advisory fee	990,788
Distribution Plan expenses
Class A	183,219
Class B	119,335
Class C	21,647
Administrative services fee	234,653
Transfer agent fees	67,033
Trustees’ fees and expenses	5,495
Printing and postage expenses	26,320
Custodian and accounting fees	75,582
Registration and filing fees	55,957
Professional fees	30,779
Interest expense	3,860
Other	5,342

Total expenses	1,820,010
Less: Expense reductions	(7,247)
Expense reimbursements	(30,536)

Net expenses	1,782,227

Net investment income	9,298,249

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(66,624)
Futures contracts	(134,724)

Net realized losses on investments	(201,348)
Net change in unrealized gains or losses on investments	(7,531,093)

Net realized and unrealized gains or losses on investments	(7,732,441)

Net increase in net assets resulting from operations	$ 1,565,808

See Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2007		2006

Operations
Net investment income	$ 9,298,249		$ 10,866,937
Net realized gains or losses
on investments	(201,348)		4,284,177
Net change in unrealized gains or losses
on investments	(7,531,093)		(7,794,160)

Net increase in net assets resulting
from operations	1,565,808		7,356,954

Distributions to shareholders from
Net investment income
Class A	(2,334,585)		(2,563,581)
Class B	(366,339)		(540,437)
Class C	(66,534)		(77,183)
Class I	(6,539,135)		(7,680,966)
Net realized gains
Class A	(793,353)		0
Class B	(159,811)		0
Class C	(27,725)		0
Class I	(2,132,178)		0

Total distributions to shareholders	(12,419,660)		(10,862,167)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	455,365	4,601,886	490,785	4,988,147
Class B	22,931	230,183	90,251	924,335
Class C	21,248	215,334	10,441	106,400
Class I	2,143,035	21,545,051	1,962,813	20,066,347

	26,592,454		26,085,229

Net asset value of shares issued in
reinvestment of distributions
Class A	209,445	2,117,425	167,696	1,709,364
Class B	41,003	414,839	37,666	384,140
Class C	6,370	64,442	3,849	39,237
Class I	26,655	270,235	13,735	140,005

	2,866,941		2,272,746

Automatic conversion of Class B shares
to Class A shares
Class A	80,868	816,862	224,523	2,286,159
Class B	(80,868)	(816,862)	(224,523)	(2,286,159)

	0		0

Payment for shares redeemed
Class A	(1,291,829)	(13,032,792)	(1,246,965)	(12,726,582)
Class B	(287,616)	(2,897,594)	(437,362)	(4,455,821)
Class C	(32,271)	(327,395)	(97,971)	(1,005,900)
Class I	(4,590,958)	(46,207,058)	(3,043,963)	(31,023,126)

	(62,464,839)		(49,211,429)

Net decrease in net assets resulting		(33,005,444)		(20,853,454)
from capital share transactions

Total decrease in net assets	(43,859,296)		(24,358,667)
Net assets
Beginning of period	253,319,634		277,678,301

End of period	$ 209,460,338		$ 253,319,634

Overdistributed net investment income	$ (226,561)		$ (216,095)

See Notes to Financial Statements
19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imper-

20

NOTES TO FINANCIAL STATEMENTS continued

fect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

21

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended August 31, 2007, the following amounts were reclassified:

Overdistributed net investment income	$ (2,122)
Accumulated net realized losses on investments	2,122

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended August 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $30,536.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

22

NOTES TO FINANCIAL STATEMENTS continued

For the year ended August 31, 2007, EIS received $2,780 from the sale of Class A shares and $32,622 in contingent deferred sales charges from redemptions of Class B shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $113,215,146 and $148,634,705, respectively, for the year ended August 31, 2007.

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $218,287,648. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,841,776 and $3,728,778, respectively, with a net unrealized appreciation of $112,998.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2007, the Fund incurred and will elect to defer post-October losses of $1,022,135.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended August 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Post-October
Income	Appreciation	Losses

$226,561	$ 112,998	$1,022,135

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended August 31,

	2007	2006

Ordinary Income	$ 77,682	$ 100,835
Exempt-Interest Income	9,231,016	10,761,332
Long-term Capital Gain	3,110,962	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

23

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the year ended August 31, 2007, the Fund had average borrowings outstanding of $65,305 at a an average rate of 5.91% and paid interest of $3,860.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers

24

NOTES TO FINANCIAL STATEMENTS continued

during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48,  Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption on FIN 48 is not expected to have a material impact on the Fund’s financial statements. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157,  Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Virginia Municipal Bond Fund, a series of the Evergreen Municipal Trust, as of August 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Virginia Municipal Bond Fund as of August 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
October 26, 2007
26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $3,110,962 for the fiscal year ended August 31, 2007.

For the fiscal year ended August 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.17% . The percentage of distributions subject to the federal alternative minimum tax and Virginia state income tax will be reported to shareholders in January 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

567754 rv4 10/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567754 rv4      10/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the seven series of the Registrant’s annual financial statements for the fiscal years ended August 31, 2007 and August 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$165,600	$158,498
Audit-related fees	0	0
Tax fees (1)	2,274	3,744
Non-audit fees (2)	1,108,367	930,575
All other fees	0	0

Total fees	$1,276,241	$1,092,817

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: November 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: November 5, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: November 5, 2007